                                                      Registration No.  33-44789
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM S-6


                         Post-Effective Amendment No. 8


    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                 -------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                             (Exact Name of Trust)

                                 -------------


                       NATIONWIDE LIFE INSURANCE COMPANY
                              One Nationwide Plaza
                              Columbus, Ohio 43215
              (Exact Name and Address of Depositor and Registrant)

                              Gordon E. McCutchan
                                   Secretary
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                    (Name and address of Agent for Service)


                                 -------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statement.


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 1997 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (i) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (b)(2) of Rule 24f-2, the Registrant need not file a Notice for the fiscal year ended December 31, 1996, because it did not sell any securities during that most recent fiscal year.


================================================================================


                                    1 0F 90

                       CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item                                     Caption in Prospectus

 1.......................................Nationwide Life Insurance Company
                                         The Variable Account
 2.......................................Nationwide Life Insurance Company
 3.......................................Custodian of Assets
 4.......................................Distribution of The Policies
 5.......................................The Variable Account
 6.......................................Not Applicable
 7.......................................Not Applicable
 8.......................................Not Applicable
 9.......................................Legal Proceedings
10.......................................Information About The Policies; How
                                         The Cash Value Varies; Right to
                                         Exchange for a Fixed Benefit Policy;
                                         Reinstatement; Other Policy
                                         Provisions
11.......................................Investments of The Variable Account
12.......................................The Variable Account
13.......................................Policy Charges
                                         Reinstatement
14.......................................Underwriting and Issuance - Premium
                                         Payments
                                         Minimum Requirements for Issuance
                                         of a Policy
15.......................................Investments of the Variable Account;
                                         Premium Payments
16.......................................Underwriting and Issuance -
                                         Allocation of Cash Value
17.......................................Surrendering The Policy for Cash
18.......................................Reinvestment
19.......................................Not Applicable
20.......................................Not Applicable
21.......................................Policy Loans
22.......................................Not Applicable
23.......................................Not Applicable
24.......................................Not Applicable
25.......................................Nationwide Life Insurance Company
26.......................................Not Applicable
27.......................................Nationwide Life Insurance Company
28.......................................Company Management
29.......................................Company Management
30.......................................Not Applicable
31.......................................Not Applicable
32.......................................Not Applicable
33.......................................Not Applicable
34.......................................Not Applicable
35.......................................Nationwide Life Insurance Company
36.......................................Not Applicable
37.......................................Not Applicable
38.......................................Distribution of The Policies
39.......................................Distribution of The Policies
40.......................................Not Applicable
41(a)....................................Distribution of The Policies
42.......................................Not Applicable
43.......................................Not Applicable
44.......................................How The Cash Value Varies
45.......................................Not Applicable


                                    2 OF 90

N-8B-2 Item                                 Caption in Prospectus

46.......................................How The Cash Value Varies
47.......................................Not Applicable
48.......................................Custodian of Assets
49.......................................Not Applicable
50.......................................Not Applicable
51.......................................Summary of The Policies; Information
                                         About The Policies
52.......................................Substitution of Securities
53.......................................Taxation of The Company
54.......................................Not Applicable
55.......................................Not Applicable
56.......................................Not Applicable
57.......................................Not Applicable
58.......................................Not Applicable
59.......................................Financial Statements


                                    3 OF 90

                       NATIONWIDE LIFE INSURANCE COMPANY
                                P.O. Box 182150
                           Columbus, Ohio 43218-2150
                       (800) 243-6295, TDD 1-800-238-3035

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES**
                  ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                 THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-3

The Life Insurance Policies offered by this prospectus are variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage on the Insured named in the Policy. The Policies may also provide a Cash Surrender Value if the Policy is terminated during the lifetime of the Insured. The Death Benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-3 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

The Policies described in this prospectus may meet the definition of "modified endowment contracts" under Section 7702A of the Internal Revenue Code (the "Code"). The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts in the same way annuities are taxed. Any distribution is taxable to the extent the Cash Value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. The Code also provides for a 10% tax penalty on the taxable portion of such distributions. That penalty is applicable unless the distribution is 1) paid after the Policy Owner is 59 1/2 or disabled; or 2) the distribution is part of an annuity to the Policy Owner as defined in the Code (see "Tax Matters").

It may not be advantageous to replace existing insurance with Policies described in this prospectus. It may also be disadvantageous to purchase a policy to obtain additional insurance protection if the purchaser already owns another variable life insurance policy. The policies may not be advantageous for persons who may wish to make policy loans or withdrawals prior to attaining age 59 1/2 (see "Tax Matters"). The Policy Owner may allocate premiums and Cash Value to one or more of the sub-accounts of the Variable Account and the Fixed Account. The assets of each sub-account will be used to purchase, at Net Asset Value, shares of a designated Mutual Fund in the following series of the underlying variable account Mutual Fund options:


American Century Variable Portfolios,   Nationwide Separate Account Trust:
   Inc.:
(Formerly, TCI Portfolios, Inc.)           -Capital Appreciation Fund
   - American Century VP Advantage         -Government Bond Fund
   (Formerly,
     TCI Advantage)                        -Money Market Fund
   - American Century VP Balanced          -Small Company Fund
     (Formerly, TCI Balanced               -Total Return Fund
   - American Century VP Capital        Neuberger & Berman Advisers Management
   Appreciation                         Trust:
     Formerly, TCI Growth)                 -Balanced Portfolio
   - American Century VP International     -Growth Portfolio
     (Formerly,TCI International)          -Limited Maturity Bond Portfolio
   - American Century VP Value             -Partners Portfolio
   Formerly, TCI
     Value)                             Oppenheimer Variable Account Funds:
Dreyfus:                                   -Oppenheimer Bond Fund
   -Dreyfus Socially Responsible           -Oppenheimer Global Securities Fund
   Growth Fund
    -Dreyfus Stock Index Fund              -Oppenheimer Multiple Strategies Fund
Dreyfus Variable Investment Fund:       Strong Special Fund II, Inc.
   -Growth and Income Portfolio         Strong Variable Insurance Funds, Inc.
Fidelity Variable Insurance Products       -Discovery Fund II, Inc.
   Fund:
   -Equity-Income Portfolio                -International Stock Fund II
   -Growth Portfolio                    Van Eck Worldwide Insurance Trust
   -High Income Portfolio *                -Worldwide Bond Fund
   -Overseas Portfolio                     -Worldwide Emerging Markets Fund
Fidelity Variable Insurance Products       -Worldwide Hard Assets Fund
   Fund II:
   -Asset Manager Portfolio             Van Kampen American Capital Life
                                        Investment Trust:
   -Contrafund Portfolio                   -American Capital Real Estate
                                           Securities Fund
                                        Warburg Pincus Trust
                                           -International Equity Portfolio
                                           -Post-Venture Capital Portfolio*
                                           -Small Company Growth Portfolio


*The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

**The contract is titled a "Flexible Premium Life Variable Insurance Policy" in Texas.

Nationwide Life Insurance Company ("the Company") guarantees that the death benefit for a policy will never be less than the specified amount stated on the policy data pages as long as the policy is in force. There is no guaranteed cash surrender value. If the cash surrender value is insufficient to cover the charges under the policy, the policy will lapse.


This prospectus generally describes only that portion of the Cash Value allocated to the Variable Account. For a brief summary of the Fixed Account Option, see "The Fixed Account Option" section of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                               GLOSSARY OF TERMS

Attained Age- The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Cash Value.

Beneficiary- The person to whom the proceeds due on the Insured's death are paid.

Cash Value- The sum of the value of Policy assets in the Variable Account, Fixed Account and any associated value in the Policy Loan Account.

Cash Surrender Value- The Policy's Cash Value, less any indebtedness under the Policy, less any Surrender Charge.

Code- The Internal Revenue Code of 1986, as amended.

Company- Nationwide Life Insurance Company.

Death Proceeds- Amount of money payable to the Beneficiary if the Insured dies while the Policy is in force.

Fixed Account- An investment option which is funded by the General Account of the Company.

General Account- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

Guideline Single Premium- The amount of single premium calculated in accordance with the provisions of the Code. It represents the single premium required to mature the Policy under guaranteed mortality and expense charges, and an interest rate of 6%.

Home Office- The main office of the Company located in Columbus, Ohio.

Insured- The person whose life is covered by the Policy, and who is named on the Policy Data Page.

Maturity Date- The Policy Anniversary on or following the Insured's 95th birthday.

Monthly Anniversary Day- The same day as the Policy Date for each succeeding month.

Net Asset Value- The worth of one share at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the results by the number of shares outstanding.

Policy Anniversary Date- An anniversary of the Policy Date.

Policy Charges- All deductions made from the value of the Variable Account, or the Policy Cash Value.

Policy Date- The date the provisions of the Policy take effect, as shown on the Policy Owner's Policy Data Page.

Policy Loan Account- The Portion of the Cash Value which results from Policy Loans.

Policy Owner- The person designated in the Policy application as the Owner. In the State of New York, the variable life insurance policies offered by the Company are offered as either "Certificates" for "Certificate Owners" under a group contract or as individual Policies. The provisions of both these Certificates and the Policies are essentially the same and references to the provisions of Policies and rights of Policy Owners in the prospectus include Certificates and Certificate Owners.

Policy Year- Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

Specified Amount- A dollar amount used to determine the Death Benefit under a Policy. It is shown on the Policy Data Page.

Surrender Charge- An amount deducted from the Cash Value if the Policy is surrendered.


Underlying Mutual Funds- The Underlying Mutual Funds which correspond to the sub-accounts of the Variable Account.

Valuation Date-Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares held by the Variable Account, such that the current net asset value of the Variable Account Accumulation Units might be materially affected.

Valuation Period-A period commencing with the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


Variable Account-A separate investment account of the Nationwide Life Insurance Company.

                               TABLE OF CONTENTS

GLOSSARY OF TERMS.............................................................3
SUMMARY OF THE POLICIES.......................................................6
      Variable Life Insurance.................................................6
      The Variable Account and its Sub-Accounts...............................6
      The Fixed Account.......................................................6
      Deductions and Charges..................................................6
      Premiums................................................................9
NATIONWIDE LIFE INSURANCE COMPANY.............................................9
THE VARIABLE ACCOUNT.........................................................10
      Investments of the Variable Account....................................10

      American Century Variable Portfolios, Inc., member of the American Century(SM) Investments
         (Formerly TCI Portfolios, Inc.).....................................11

      Dreyfus................................................................12

      Dreyfus Variable Investment Fund.......................................12

      Fidelity Variable Insurance Products Fund..............................13
      Fidelity Variable Insurance Products Fund II...........................13
      Nationwide Separate Account Trust......................................14
      Neuberger & Berman Advisers Management Trust...........................14
      Oppenheimer Variable Account Funds.....................................15
      Strong Special Fund II, Inc............................................15
      Strong Variable Insurance Products Funds, Inc..........................16
      Van Eck Worldwide Insurance Trust......................................16
      Van Kampen American Capital Life Investment Trust......................16
      Warburg Pincus Trust...................................................17
      Reinvestment...........................................................17
      Transfers..............................................................17
      Dollar Cost Averaging..................................................18
      Substitution of Securities.............................................18
      Voting Rights..........................................................18
INFORMATION ABOUT THE POLICIES...............................................19
      Underwriting and Issuance..............................................19
      -Minimum Requirements for Issuance of a Policy.........................19
      -Premium Payments......................................................19
      -Allocation of Cash Value..............................................19
      -Short-Term Right to Cancel Policy.....................................19
POLICY CHARGES...............................................................20
      Deductions from Premiums...............................................20
      Deductions from Cash Value.............................................20
      -Charges on Surrender..................................................20
      -Annual Administrative Charge..........................................20
      -Cost of Insurance Charge..............................................21
      Deductions from the Sub-Accounts.......................................21
      -Mortality and Expense Risk Charge.....................................21
      -Administrative Expense Charge.........................................21
      -Premium Tax Recovery Charge...........................................22
      -Income Tax Charge.....................................................22
HOW THE CASH VALUE VARIES....................................................22
      How the Investment Experience is Determined............................22
      Net Investment Factor..................................................22
      Valuation of Assets....................................................23
      Determining the Cash Value.............................................23
      Valuation Date and Valuation Period....................................23
SURRENDERING THE POLICY FOR CASH.............................................23
      Right to Surrender.....................................................23
      Cash Surrender Value...................................................23
      Partial Surrenders.....................................................23
      Maturity Proceeds......................................................24
      Income Tax Withholding.................................................24
POLICY LOANS.................................................................24
      Taking a Policy Loan...................................................24
      Effect on Investment Performance.......................................24
      Interest...............................................................24

      Effect on Death Benefit and Cash Value.................................25
      Repayment..............................................................25
HOW THE DEATH BENEFIT VARIES.................................................25
      -Calculation of the Death Benefit......................................25
      -Proceeds Payable on Death.............................................26
RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY.................................26
CHANGE OF INVESTMENT POLICY..................................................27
GRACE PERIOD.................................................................27
REINSTATEMENT................................................................27
THE FIXED ACCOUNT OPTION.....................................................27
CHANGES IN EXISTING INSURANCE COVERAGE.......................................28
      Changes in the Specified Amount........................................28
      Changes in the Death Benefit Option....................................28
OTHER POLICY PROVISIONS......................................................28
      Policy Owner...........................................................28
      Beneficiary............................................................28
      Assignment.............................................................29
      Incontestability.......................................................29
      Error in Age or Sex....................................................29
      Suicide................................................................29
      Nonparticipating Policies..............................................29

      Riders.................................................................29

LEGAL CONSIDERATIONS.........................................................30
DISTRIBUTION OF THE POLICIES.................................................30
CUSTODIAN OF ASSETS..........................................................30
TAX MATTERS..................................................................30
      Policy Proceeds........................................................30

      Federal Estate and Generation-Skipping Transfer Taxes..................31
      Non-Resident Aliens....................................................31

      Taxation of the Company................................................32

      Tax Changes............................................................32


THE COMPANY..................................................................32
COMPANY MANAGEMENT...........................................................32
      Directors of the Company...............................................33
      Executive Officers of the Company......................................34
OTHER CONTRACTS ISSUED BY THE COMPANY........................................34
STATE REGULATION.............................................................34
REPORTS TO POLICY OWNERS.....................................................35
ADVERTISING..................................................................35
LEGAL PROCEEDINGS............................................................35
EXPERTS......................................................................35
REGISTRATION STATEMENT.......................................................35
LEGAL OPINIONS...............................................................35
APPENDIX 1...................................................................36
APPENDIX 2...................................................................37
PERFORMANCE TABLES...........................................................38
FINANCIAL STATEMENTS.........................................................48

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF AN UNDERLYING MUTUAL FUND.

                            SUMMARY OF THE POLICIES

Variable Life Insurance

The variable life insurance Policies offered by Nationwide Life Insurance Company (the "Company") are similar in many ways to fixed-benefit whole life insurance. As with fixed-benefit whole life insurance, the Owner of the Policy pays a premium for life insurance coverage on the person insured. Also like fixed-benefit whole life insurance, the Policies may provide for a Cash Surrender Value which is payable if the Policy is terminated during the Insured's lifetime. (As with fixed-benefit whole life insurance, the Cash Surrender Value during the early Policy years may be substantially lower than the premiums paid.)

However, the Policies differ from fixed-benefit whole life insurance in several respects. Unlike fixed-benefit whole life insurance, the Death Benefit and Cash Value of the Policies may increase or decrease to reflect the investment performance of the Variable Account sub-accounts or the Fixed Account to which Cash Values are allocated (see "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (see "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay Policy Charges, the Policy will lapse.

The Variable Account and its Sub-Accounts


The Company places the Policy's Cash Value in the Nationwide VLI Separate Account-3 (the "Variable Account") at the time the Policy is issued. The Policy Owner chooses the sub-accounts of the Variable Account or the Fixed Account into which the Cash Value will be allocated (see "Allocation of Cash Value"). During the free look period, however, the Cash Value is allocated to the Nationwide Separate Account Trust ("NSAT") Money Market Fund or the Fixed Account. For more information on the short term right to cancel this policy, please see "Short Term Right to Cancel Policy." Assets of each sub-account are invested at Net Asset Value in shares of a corresponding Underlying Mutual Fund options (the "Funds"). For a description of the Underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account".


The Fixed Account

The Fixed Account is funded by the assets of the Company's General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 4%.

Deductions and Charges

The Company deducts certain charges from the assets of the Variable Account and the Cash Value of the Policy. These charges are made for administrative and sales expenses, state premium taxes, providing life insurance protection and assuming the mortality and expense risks.

The Company deducts a charge for the cost of insurance from the Policy's Cash Value on the Policy Date and each Monthly Anniversary Day. The Company deducts an annual policy administrative charge from the Policy's Cash Value at the beginning of each Policy Year after the first. The current annual charge is $90 ($65 in New York) for total premium payments less than $25,000 and $50 for total premium payments greater than or equal to $25,000. This charge is guaranteed never to exceed $135 ($120 in New York) for total premium payments less than $25,000 and $75 for total premium payments greater than or equal to $25,000. The Company also deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks, administrative charges and premium tax recovery. These current charges are equal on an annual basis to 1.30% of the Variable Account assets for the first 10 Policy Years and 1.00% thereafter and are guaranteed never to exceed 1.60% and 1.30% respectively. For Policies which are surrendered, the Company may deduct a Surrender Charge. The Surrender Charge associated with each premium payment will not exceed 8.5% of the premium payment, and will be applied for nine years after the effective date of the premium payment. The Surrender Charge is designed to recover certain expenses incurred by the Company related to the sale of the Policies.


Underlying Mutual Fund shares are purchased at Net Asset Value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund 's investment adviser for managing the Underlying Mutual Funds and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund. The management fees and other expenses for each Underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the Underlying Mutual Fund's average assets, are as follows:

                        Underlying Mutual Fund Expenses
                         (After Expense Reimbursement)


================================================================================
                                               Management    Other      Total
                                                  Fees      Expenses   Expenses
--------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      1.00%       0.00%      1.00%
American Century VP Advantage
--------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      1.00%       0.00%      1.00%
American Century VP Balanced
--------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      1.00%       0.00%      1.00%
American Century VP Capital Appreciation
--------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      1.50%       0.00%      1.50%
American Century VP International
--------------------------------------------------------------------------------
American Century Variable Portfolio's,            1.00%       0.00%      1.00%
Inc.-American Century VP Value
--------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund          0.72%       0.24%      0.96%
--------------------------------------------------------------------------------
Dreyfus Stock Index Fund                          0.25%       0.05%      0.30%
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Growth and       0.75%       0.08%      0.83%
Income Portfolio
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund         0.51%       0.07%      0.58%
-Equity-Income Portfolio
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund         0.61%       0.08%      0.69%
-Growth Portfolio
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund         0.59%       0.12%      0.71%
-High Income Portfolio
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund         0.76%       0.17%      0.93%
-Overseas Portfolio
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund         0.64%       0.10%      0.74%
II-Asset Manager Portfolio
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund         0.61%       0.13%      0.74%
II-Contrafund Portfolio
--------------------------------------------------------------------------------
Nationwide Separate Account Trust-Capital         0.50%       0.02%      0.52%
Appreciation Fund
--------------------------------------------------------------------------------
Nationwide Separate Account Trust-Government      0.50%       0.01%      0.51%
Bond Fund
--------------------------------------------------------------------------------
Nationwide Separate Account Trust-Money Market    0.50%       0.03%      0.53%
Fund
--------------------------------------------------------------------------------
Nationwide Separate Account Trust-Small           1.00%       0.10%      1.10%
Company Fund
--------------------------------------------------------------------------------
Nationwide Separate Account Trust-Total Return    0.50%       0.02%      0.52%
Fund
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management            0.85%       0.23%      1.08%
Trust-Balanced Portfolio
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management            0.83%       0.09%      0.92%
Trust-Growth  Portfolio
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management            0.65%       0.13%      0.78%
Trust-Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management            0.84%       0.11%      0.95%
Trust-Partners Portfolio
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-               0.74%       0.04%      0.78%
Oppenheimer Bond Fund
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-               0.73%       0.08%      0.81%
Oppenheimer Global Securities Fund
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-               0.73%       0.04%      0.77%
Oppenheimer Multiple Strategies Fund
--------------------------------------------------------------------------------
Strong Special Fund II, Inc.                      1.00%       0.17%      1.17%
--------------------------------------------------------------------------------
Strong Variable Insurance Funds,                  1.00%       0.22%      1.22%
Inc.-Discovery Fund II, Inc.
--------------------------------------------------------------------------------
Strong Variable Insurance Funds,                  1.00%       0.59%      1.59%
Inc.-International Stock Fund II
--------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide       1.00%       0.08%      1.08%
Bond Fund
--------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide     1.00%       0.00%      1.00%
Emerging Markets Fund
--------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide       1.00%       0.08%      1.08%
Hard Assets Fund
--------------------------------------------------------------------------------
Van Kampen American Capital Life Investment       0.83%       0.27%      1.10%
Trust- American Capital Real Estate Securities
Fund
--------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity         0.96%       0.40%      1.36%
Portfolio
--------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital       0.62%       0.78%      1.40%
Portfolio*
--------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth         0.90%       0.26%      1.16%
Portfolio
================================================================================

The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the Variable Account's unit value. None of the above Underlying Mutual Funds are subject to 12b-1 fees. The following Funds are subject to fee waivers or expense reimbursement arrangements:

--------------------------------------------------------------------------------
        FUND                     EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
--------------------------------------------------------------------------------
American Century         Absent a waiver of fees by the Portfolio's investment
Variable Portfolios,     adviser and co-administrator, Management Fees for the
Inc. - American Century  Portfolio would equal 1.25%. Other expenses would
VP Value                 equal .81%; Total Portfolio Operating Expenses would
                         have been 2.06%.
--------------------------------------------------------------------------------
Dreyfus Stock Index Fund In the event that aggregate expenses of the Fund exceed .40 of 1% of the value of the Fund's average
                         net assets for the fiscal year, the Fund may deduct
                         from the payment to be made to Dreyfus, or Dreyfus
                         will bear, such excess expense.  In addition, the
                         Fund may waive receipt of its fees and/or voluntarily
                         assume certain expenses of the Fund, which would have
                         the effect of lowering the overall expense ratio of
                         the Fund.
--------------------------------------------------------------------------------
Dreyfus Socially         In the event that aggregate expenses of the Fund
Responsible Growth Fund  exceed .40 of 1% of the value of the Fund's average net assets for the fiscal year, the Fund may deduct
                         from the payment to be made to Dreyfus, or Dreyfus
                         will bear, such excess expense.  In addition, the
                         Fund may waive receipt of its fees and/or voluntarily
                         assume certain expenses of the Fund, which would have
                         the effect of lowering the overall expense ratio of
                         the Fund.
--------------------------------------------------------------------------------
Fidelity Variable        The Fund may, from time to time, agree to reimburse a
Insurance Products Fund  fund for management fees and other expenses above a
- Equity-Income          specified limit. The Fund retains the ability to be
Portfolio                repaid if expenses fall below the specified limit
                         prior to the end of the fiscal year.  Reimbursement
                         arrangements, which may be terminated at any time,
                         can decrease the Fund's expense and boost its
                         performance.
--------------------------------------------------------------------------------
Fidelity Variable        The Fund may, from time to time, agree to reimburse a
Insurance Products Fund  fund for management fees and other expenses above a
- Growth Portfolio       specified limit. The Fund retains the ability to be
                         repaid if expenses fall below the specified limit
                         prior to the end of the fiscal year.  Reimbursement
                         arrangements, which may be terminated at any time,
                         can decrease the Fund's expense and boost its
                         performance.
--------------------------------------------------------------------------------
Fidelity Variable        The Fund may, from time to time, agree to reimburse a
Insurance Products Fund  fund for management fees and other expenses above a
- High-Income Portfolio  specified limit. The Fund retains the ability to be repaid if expenses fall below the specified limit
                         prior to the end of the fiscal year.  Reimbursement
                         arrangements, which may be terminated at any time,
                         can decrease the Fund's expense and boost its
                         performance.
--------------------------------------------------------------------------------
Fidelity Variable        The Fund may, from time to time, agree to reimburse a
Insurance Products Fund  fund for management fees and other expenses above a
- Overseas Portfolio     specified limit. The Fund retains the ability to be
                         repaid if expenses fall below the specified limit
                         prior to the end of the fiscal year.  Reimbursement
                         arrangements, which may be terminated at any time,
                         can decrease the Fund's expense and boost its
                         performance.
--------------------------------------------------------------------------------
Fidelity Variable        The Fund may, from time to time, agree to reimburse a
Insurance Products Fund  fund for management fees and other expenses above a
II - Asset Manager       specified limit. The Fund retains the ability to be
Portfolio                repaid if expenses fall below the specified limit
                         prior to the end of the fiscal year.  Reimbursement
                         arrangements, which may be terminated at any time,
                         can decrease the Fund's expense and boost its
                         performance.
--------------------------------------------------------------------------------
Fidelity Variable        The Fund may, from time to time, agree to reimburse a
Insurance Products Fund  fund for management fees and other expenses above a
II - Contrafund          specified limit. The Fund retains the ability to be
Portfolio                repaid if expenses fall below the specified limit
                         prior to the end of the fiscal year.  Reimbursement
                         arrangements, which may be terminated at any time,
                         can decrease the Fund's expense and boost its
                         performance.
--------------------------------------------------------------------------------
Neuberger & Berman       The Fund manager will limit expenses by reimbursing
Advisers Management      the Portfolio for its operating expenses and its pro
Trust - Balanced         rata share of operating expenses, that exceed 1% of
Portfolio                the Fund's average daily net asset value.
--------------------------------------------------------------------------------
Neuberger & Berman       The Fund manager will limit expenses by reimbursing
Advisers Management      the Portfolio for its operating expenses and its pro
Trust - Growth           rata share of operating expenses, that exceed 1% of
Portfolio                the Fund's average daily net asset value.
--------------------------------------------------------------------------------
Neuberger & Berman       The Fund manager will limit expenses by reimbursing
Advisers Management      the Portfolio for its operating expenses and its pro
Trust - Limited          rata share of operating expenses, that exceed 1% of the
Maturity Bond Portfolio  Fund's average daily net asset value.
-------------------------------------------------------------------------------
Neuberger & Berman       The Fund manager will limit expenses by reimbursing
Advisers Management      the Portfolio for its operating expenses and its pro
Trust - Partners         rata share of operating expenses, that exceed 1% of the
Portfolio                Fund's average daily net asset value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        FUND                     EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
--------------------------------------------------------------------------------
Strong Variable          The Fund Advisor may voluntarily waive all or a
Insurance Funds, Inc. - portion of its management fee and/or absorb certain Discovery Fund II, Inc. expenses for the Fund without further notification of the commencement or termination of any such waiver or
                         absorption.  Any such waiver or absorption will have
                         the effect of lowering the overall expense ratio of
                         the Fund and increasing the Fund's return to
                         investors at the time such amounts were waived and/or
                         absorbed.
--------------------------------------------------------------------------------
Strong Variable          The Fund Advisor may voluntarily waive all or a
Insurance Funds, Inc. -  portion of its management fee and/or absorb certain
International Stock      expenses for the Fund without further notification of
Fund II                  the commencement or termination of any such waiver or
                         absorption.  Any such waiver or absorption will have
                         the effect of lowering the overall expense ratio of
                         the Fund and increasing the Fund's return to
                         investors at the time such amounts were waived and/or
                         absorbed.
--------------------------------------------------------------------------------
Strong Special Fund II,  The Fund Advisor may voluntarily waive all or a
Inc.                     portion of its management fee and/or absorb certain
                         expenses for the Fund without further notification of
                         the commencement or termination of any such waiver or
                         absorption.  Any such waiver or absorption will have
                         the effect of lowering the overall expense ratio of
                         the Fund and increasing the Fund's return to
                         investors at the time such amounts were waived and/or
                         absorbed.
--------------------------------------------------------------------------------
Van Kampen American      The Trust reimburses the Adviser for the cost of the
Capital Life Investment  Fund's accounting services. Further, the Adviser and
Trust - Real Estate      the Subadviser may, from time to time, agree to waive
Securities Fund          their respective investment advisory fees or any
                         portion thereof or elect to reimburse the Fund for
                         ordinary business expenses in excess of an agreed
                         upon amount.
--------------------------------------------------------------------------------
Warburg Pincus Trust -   The Management Fees, Other Expenses and Total
International Equity     Portfolio Operating Expenses are net of any fee
Portfolio                waivers or expense reimbursements.  Without such
                         waivers or reimbursements, Management Fees would have
                         equaled 1.00%, Other Expenses would have equaled 1.21%
                         and total Portfolio Operating Expenses would have
                         equaled 2.21%. The Fund's investment adviser had
                         undertaken to reduce or otherwise limit Total Portfolio
                         Operating Expenses; there is no assurance that these
                         undertakings will continue.
--------------------------------------------------------------------------------
Warburg Pincus Trust -   The Management Fees, Other Expenses and Total
Small Company Growth     Portfolio Operating Expenses are net of any fee
Portfolio                waivers or expense reimbursements.  Without such
                         waivers or reimbursements, Management Fees would have
                         equaled .90%, Other Expenses would have equaled .60%
                         and total Portfolio Operating Expenses would have
                         equaled 1.50%. The Fund's investment adviser had
                         undertaken to reduce or otherwise limit Total Portfolio
                         Operating Expenses; there is no assurance that these
                         undertakings will continue.
--------------------------------------------------------------------------------


The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

Premiums

The minimum premium for which a Policy may be issued is $10,000. A Policy may be issued to an insured up to age 80.

For a limited time, the Policy Owner has a right to cancel the Policy and receive a full refund of premiums paid (see "Short-Term Right to Cancel Policy").

NATIONWIDE LIFE INSURANCE COMPANY


The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise which includes Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, National Casualty Company, West Coast Life Insurance Company, Nationwide Property and Casualty Insurance Company, Scottsdale Indemnity Company, Nationwide Indemnity Company and Nationwide General Insurance Company. The Company's Home Office is at One Nationwide Plaza, Columbus, Ohio 43215.


The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states and in the District of Columbia and Puerto Rico (for additional information, see "The Company").

                              THE VARIABLE ACCOUNT


The Nationwide VLI Separate Account-3 (the "Variable Account"), was established by a resolution of the Company's Board of Directors, on August 8, 1984, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 serves as trustee for the trust. Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43215 serves as principal underwriter for the trust. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.


The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The Death Benefit and Cash Value under the Policy may vary with the investment performance of the investments in the Variable Account (see "How the Death Benefit Varies" and "How the Cash Value Varies").


Premium payments and Cash Value are allocated within the Variable Account among one or more sub-accounts. The assets of each sub-account are used to purchase shares of the Underlying Mutual Fund options designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the Underlying Mutual Fund options designated by the Policy Owner.


Investments of the Variable Account


At the time of application, the Policy Owner elects to have the Cash Value allocated among one or more of the Variable Account sub-accounts and the Fixed Account (see "Allocation of Cash Value"). When the policy is issued, the Policy's Cash Value not allocated to the Fixed Account as specified on the application is placed in the Nationwide Separate Account Trust Money Market Fund or until expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. At the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, shares of the Underlying Mutual Fund options specified by the Policy Owner are purchased at Net Asset Value for the respective sub-account(s). Such election is subject to any minimum contribution limitations which may be imposed by the Underlying Mutual Fund(s). In addition, no less than 5% of premium may be allocated to any one sub-account or the Fixed Account. The Policy Owner may change the allocation of Cash Value or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each Fund and as set forth in this prospectus (see "Transfers", "Allocation of Cash Value" and "Short-Term Right to Cancel Policy"). Additional Premium Payments, upon acceptance, will be allocated to the Nationwide Separate Account Trust Money Market Fund unless the Policy Owner specifies otherwise (see "Premium Payments").


Each of the Underlying Mutual Fund options is a series of registered investment companies which receive investment advice from a registered investment adviser:


     1. American Century Variable Portfolios, Inc., an affiliate of American Century(SM) Companies, Inc.;

     2. Dreyfus Socially Responsible Growth Fund, managed by The Dreyfus Corporation;

     3.   Dreyfus Stock Index Fund, managed by The Dreyfus Corporation;


     4. Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company;

     5. Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company;


     6. Nationwide Separate Account Trust, managed by Nationwide Advisory Services, Inc.;


     7. Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;

     8. Oppenheimer Variable Account Funds, managed by Oppenheimer Management Corporation;

     9.   Strong Special Fund II, Inc., managed by Strong Capital Management,
          Inc.;

     10. Strong Variable Insurance Funds, Inc., managed by Strong Capital Management, Inc.;


     11. Van Eck Worldwide Insurance Trust, managed by Van Eck Associates Corporation;


     12. Van Kampen American Capital Life Investment Trust, managed by Van Kampen American Capital Management, Inc.; and

     13.  Warburg Pincus Trust, managed by Warburg Pincus Counsellors, Inc.

A summary of investment objectives is contained in the description of each Underlying Mutual Fund below. These Underlying Mutual Fund options are available only to serve as the underlying investment for variable annuity and variable life contracts issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which is disclosed in the Underlying Mutual Funds' prospectuses. A full description of the Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective Underlying Mutual Fund s. A prospectus for the Underlying Mutual Fund or Funds being considered must accompany this prospectus and should be read in conjunction herewith.

American Century Variable Portfolios, Inc., an affiliate of American Century(SM) Companies, Inc. (Formerly TCI Portfolios, Inc.)

American Century Variable Portfolios Inc., (formerly TCI Portfolios, Inc.) was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American Century(SM) Companies, Inc., American Century Variable Portfolios is managed by American Century Investment Management, Inc.

   - American Century VP Advantage (Formerly, TCI Advantage)


     Investment Objective: Current income and capital growth. The Fund will seek to achieve its objective by investing in three types of securities. The Fund's investment manager intends to invest approximately (i) 20% of the Fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents; (ii) 40% of the Fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (iii) 40% of the Fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.


   - American Century VP Balanced (Formerly, TCI Balanced)


     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.


   - American Century VP Capital Appreciation (Formerly, TCI Growth)


     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


   - American Century VP International (Formerly, TCI International)


     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

   - American Century VP Value (Formerly, TCI Value)

     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

(Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc. refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Policy Owners will receive cash from the Company.)


Dreyfus

   - Dreyfus Socially Responsible Growth Fund, Inc.


     Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.


     Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

   - Dreyfus Stock Index Fund


     Dreyfus Stock Index Fund is an open-end, non-diversified management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


Dreyfus Variable Investment Fund

Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

   - Growth and Income Portfolio

     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

Fidelity Variable Insurance Products Fund


Fidelity Variable Insurance Products Fund is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ('FMR') is the Fund's manager.


   - Equity-Income Portfolio

     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

   - Growth Portfolio

     Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     -High Income Portfolio


     Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The Portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:


     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

   - Overseas Portfolio

     Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economics outside of the United States.

Fidelity Variable Insurance Products Fund II


Fidelity Variable Insurance Product Fund is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.


   - Asset Manager Portfolio

     Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

   - Contrafund Portfolio

     Investment Objective: To seek capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

Nationwide Separate Account Trust


Nationwide Separate Account Trust (the "Trust") is a diversified, open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objective. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.


   - Capital Appreciation Fund

     Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

   - Government Bond Fund

     Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

   - Money Market Fund

     Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

   - Small Company Fund


     Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less the $1 billion at the time of purchase. Nationwide Advisory Services, Inc. ("NAS"), the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are The Dreyfus Corporation, Neuberger & Berman, L. P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


   - Total Return Fund

     Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

Neuberger & Berman Advisers Management Trust


Neuberger & Berman Advisers Management Trust ("Trust") is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.


   - Balanced Portfolio

     Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. The Balanced Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The Investment Adviser anticipates that the Balanced Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the Investment Adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

   - Growth Portfolio

     Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

   - Limited Maturity Bond Portfolio

     Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

   - Partners Portfolio

     Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

Oppenheimer Variable Account Funds

The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment advisor.

   - Oppenheimer Bond Fund

     Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

   - Oppenheimer Global Securities Fund

     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

   - Oppenheimer Multiple Strategies Fund

     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) form investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

Strong Special Fund II, Inc.

The Strong Special Fund II, Inc. ("Special Fund II") is a diversified, open-end management company commonly called a Mutual Fund. The Special Fund II was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life policies. Strong Capital Management, Inc. is the investment advisor for the Fund.

     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

Strong Variable Insurance Products Funds, Inc.

The Strong Variable Insurance Funds, Inc. is a diversified, open-end management investment company, commonly called a Mutual Fund. The Strong Discovery Fund II, Inc. ("Discovery Fund II") and the Strong International Stock Fund II (the "International Stock Fund II") were separately incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment advisor for each of the Funds.

   - Discovery Fund II, Inc.

     Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stock, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

   - International Stock Fund II

     Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.


Van Eck Worldwide Insurance Trust (Formerly, Van Eck Investment Trust)

Van Eck Worldwide Insurance Trust ("Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to Fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.


   - Worldwide Bond Fund


     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

   - Worldwide Emerging Markets Fund

     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

   - Worldwide Hard Assets Fund

     Investment Objective: To seek long-term capital appreciation by investing globally, primarily in "Hard Assets Securities". Hard assets are tangible, finite assets, such as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.


Van Kampen American Capital Life Investment Trust


     The Van Kampen American Capital Life Investment Trust ("Trust") is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.


   - Real Estate Securities Fund

     Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

Warburg Pincus Trust

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

   - International Equity Portfolio

     Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

   - Small Company Growth Portfolio

     Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

Reinvestment


The Underlying Mutual Fund options described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the Underlying Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy (see "Allocation of Cash Value").


Transfers

The Policy Owner may request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Policy Owner's Cash Value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value.

The Policy Owner may annually transfer a portion of the value of the Fixed Account to the Variable Account and a portion of the Variable Account to the Fixed Account, without penalty or adjustment. The Company reserves the right to limit the amount of Cash Value transferred out of the Fixed Account each Policy Year. Transfers from the Fixed Account must be made within 30 days after the termination date of the interest rate guarantee period.


Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Policy Owners automatically without the Policy Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Policy Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although failure to follow reasonable procedures may result in the Company's liability for any losses to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Policy Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to the Policy Owners.


Policy Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

Dollar Cost Averaging


The Policy Owner may direct the Company to automatically transfer from the NSAT Money Market Fund or the Fixed Account to any other sub-account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Policy Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. To qualify for Dollar Cost Averaging there must be a minimum total Cash Value, less Policy Indebtedness, of $15,000. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Policy Owner in order to begin transfers. Once elected, transfers from the Money Market Fund or the Fixed Account will be processed monthly until either the value in the Money Market Fund or the Fixed Account is completely depleted or the Policy Owner instructs the Company in writing to cancel the transfers.


The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days written notice to Policy Owners however, any discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

Substitution of Securities


If shares of the Underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management further investment in such Underlying Mutual Funds should become inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of one or more Underlying Mutual Fund for other Underlying Mutual Fund shares already purchased or to be purchased in the future by premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it and any state insurance department may impose.


Voting Rights

Voting rights under the Policies apply with respect to Cash Value allocated to the sub-accounts of the Variable Account.


In accordance with its view of present applicable law, the Company will vote the shares of the Underlying Mutual Fund s held in the Variable Account at regular and special meetings of the shareholders of the Underlying Mutual Funds. These shares will be voted in accordance with instructions received from Policy Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

The Policy Owner shall be the person who has the voting interest under the Contract. The number of underlying Mutual Fund shares attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the underlying Mutual Fund corresponding to the Sub-Account. The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

Notwithstanding contrary Policy Owner voting instructions, the Company may vote underlying Mutual Fund shares in any manner necessary to enable the underlying Mutual Fund to: (1) make or refrain from making any change in the investments or investment policies for any of the underyling Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance requlatory authority.

                         INFORMATION ABOUT THE POLICIES

Underwriting and Issuance

-Minimum Requirements for Issuance of a Policy

The minimum amount of initial premium that will be accepted by the Company is $10,000. Policies may be issued to Insureds issue ages 80 or younger. Before issuing any Policy, the Company requires evidence of insurability satisfactory to it, which may include a medical examination.

-Premium Payments

The initial premium for a Policy is payable in full at the Company's Home Office. The minimum amount of initial premium required is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80. The Specified Amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Upon payment of an initial premium, temporary insurance may be provided, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of the initial premium, and delivery of the Policy while the Insured is still living.

The Policy Owner may make additional premium payments. The Policy is primarily intended to be a single premium with a limited ability to make additional payments. Subsequent premium payments under the Policy are permitted under the following circumstances:

     1. an additional premium payment is required to keep the Policy in force (see "Grace Period"); or

     2. except in Virginia, additional premium payments of at least $1,000 may be made at any time provided the premium limits prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract are not violated.

Payment of additional premiums if accepted, may increase the Specified Amount of insurance. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. The Company may also require that any existing Policy indebtedness is repaid prior to accepting any additional premium payments.

The Company will not accept a subsequent premium payment which would result in total premiums paid exceeding the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract.

-Allocation of Cash Value


At the time a Policy is issued, its Cash Value will be based on the Nationwide Separate Account Trust Money Market Fund value or the Fixed Account as if the Policy had been issued and the premium invested on the date the premium was received in good order by the Company. When the Policy is issued, the Cash Value will be allocated to the Nationwide Separate Account Trust Money Market Fund (for any Cash Value allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Cash Value not designated for the Fixed Account will be placed in the Nationwide Separate Account Trust Money Market Fund. At the expiration of the period in which the Policy Owner may exercise his or her short term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at Net Asset Value for the respective sub-account(s). The Policy Owner may change the allocation of Cash Value or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund and as set forth in the prospectus. Cash Value allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (see "Transfers" and "Investments of the Variable Account").


The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

-Short-Term Right to Cancel Policy


A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it, or the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund the total premiums paid within seven days after it receives the Policy. The scope of this right may vary by state. The Policy provision approved or used in a particular state will be disclosed in any Policy issued.

                                 POLICY CHARGES

Deductions from Premiums

No deduction is made from any premium at the time of payment. 100% of each premium payment is applied to the Cash Value.

Deductions from Cash Value

The Company may deduct certain charges from the Policy's Cash Value. While the Company reserves the right to change current charges, it has no present intent to do so. These are comprised of the following items:

-Charges on Surrender

No charges are deducted from any premium payment. The Company incurs certain expenses related to the sale of the Policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. To recover these expenses, the Company imposes a Surrender Charge. The Surrender Charge may be insufficient to recover all these expenses. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from Mortality and Expense Risk Charges.

The initial premium payment and any subsequent premium payment which results in an increased net amount at risk will have a Surrender Charge associated with it, that will be less than or equal to 8.5% of such premium payment, as set forth in the following chart. The Surrender Charge applies for nine years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences (see "Tax Matters").


Completed Year(s)      Charges on     Completed Year(s)        Charges on
     Since           Surrender as a         Since            Surrender as a
Premium Payment    % Premium Payment   Premium Payment     % Premium Payment
---------------    -----------------   ---------------     -----------------
       0                  8.5%               5                    7.0%
       1                  8.5%               6                    6.0%
       2                  8.0%               7                    5.0%
       3                  8.0%               8                    4.0%
       4                  7.5%               9                    0.0%

In no event will the surrender charge deducted on surrender exceed 8.5% of the total premiums paid.


The amount of the Surrender Charge may be eliminated when the Policies are issued to an officer, director, former director, partner, employee, or retired employee of the Company; an employee of the General distributor of the Policies, Nationwide Advisory Services, Inc.; an employee of an affiliate of the Company or the General Distributor; or a duly appointed representative of the Company who receives no commission as a result of the purchase.


Elimination of the Surrender Charge will be permitted by the Company only in those situations where the Company does not incur sales or administrative expenses normally associated with sales of a Policy. In no event will reduction of the Surrender Charge be permitted where such reduction will be unfairly discriminatory to any person.

-Annual Administrative Charge

The Company deducts an annual administrative charge at the beginning of each Policy Year after the first. It will be charged proportionately to the Cash Values in each Variable sub-account and the Fixed Account. The amount of this annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders) as follows:


Total Net Premium Payments

Greater than    But Less         Current Annual        Guaranteed Maximum Annual
or Equal to       than        Administrative Charge      Administrative Charge
-----------       ----        ---------------------      ---------------------

  $10,000       $25,000       $90    Non-New York        $135   Non-New York
                              $65    in New York         $120   in New York
  $25,000                     $50    All States           $75   All States

-Cost of Insurance Charge

A monthly deduction for the Cost of Insurance is charged proportionately against the Cash Value in each sub-account and the Fixed Account on the Policy Date and each Monthly Anniversary Day. The Company will determine the Monthly Cost of Insurance charge by multiplying the Applicable Cost of Insurance rate by the net amount at risk. The net amount at risk is equal to the Death Benefit minus the Cash Value.

Guaranteed cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate and the Policy's net amount at risk. Guaranteed cost of insurance rates for Standard Simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for Standard Preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For Policies issued in Texas, guaranteed cost of insurance rates for Standard Simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980
CSO).

The rate class of an Insured may affect the cost of insurance rate. The Company currently places Insureds into both standard rate classes and substandard classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The Company may also issue certain Policies on a "Simplified Issue" basis to certain categories of individuals. Due to the underwriting criteria established for Policies issued on a Simplified Issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical Policies that are issued on a Preferred basis.

Deductions from the Sub-Accounts

The Company will deduct, on a daily basis, certain charges from the assets of the Variable Account. On an annual basis, these charges are equivalent to:

                       Policy Years  Policy Years
                       ------------  ------------

                           1-10           11+
Current                   1.30%          1.00%
Guaranteed Maximum        1.60%          1.30%

While the Company reserves the right to change current charges, it has no present intent to do so.

These charges consist of the following items:

-Mortality and Expense Risk Charge

The Company assumes certain risks for guaranteeing Mortality and Expense Charges. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the nonrecovery of policy issue, underwriting, and other administrative expenses due to Policies which lapse or are surrendered during the first ten years following each premium payment.

To compensate the Company for assuming these risks associated with the Policies, the Company deducts a daily charge from the assets of the sub-accounts of the Variable Account. This charge currently is equivalent to an effective annual rate of 0.75% . To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from these charges. This charge is guaranteed not to exceed 0.90%.

-Administrative Expense Charge

The Company deducts a daily Administrative Expense Charge to reimburse it for expenses related to issuance and maintenance of the Policies including underwriting, establishing policy records, accounting and record keeping, and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for its actual administrative expenses. In the aggregate, the Company expects that the charges for administrative costs will be approximately equal to the related expenses.

This charge is deducted daily from the assets of the sub-accounts of the Variable Account. This charge currently is equivalent to an annual effective rate of 0.25%. This charge is guaranteed not to exceed 0.40%.

-Premium Tax Recovery Charge

Premium taxes are not deducted at the time a premium is paid. The Company pays any state premium taxes attributable to a particular Policy when incurred by the Company. The Company expects to pay an average state premium tax rate of approximately 2.5% of premiums for all states. To reimburse the Company for the payment of state premium taxes associated with the Policies, during the first ten Policy Years the Company deducts a daily charge from the assets of the sub-accounts. This charge is computed on a daily basis, and is equivalent to an annual effective rate of 0.30% of the assets of the Variable Account during the first ten Policy Years, and 0% thereafter.

-Income Tax Charge

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the sub-accounts of the Variable Account (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

                            HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any premium applied since the previous Valuation Date, plus or minus any investment results, and less any Policy Charges.

There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest in the Fixed Account and Policy Loan Account depending on the allocation of Cash Value by the Policy Owner.

How the Investment Experience is Determined

The Cash Value in each sub-account is converted to Accumulation Units of that sub-account. The conversion is accomplished by dividing the amount of Cash Value allocated to a sub-account by the value of an Accumulation Unit for the sub-account of the Valuation Period during which the allocation occurs.


The value of an Accumulation Unit for each sub-account was arbitrarily set initially at $10 when the Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.


Net Investment Factor

The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

     (a) is the net of:


          (1) the Net Asset Value per share of the Underlying Mutual Fund held in the sub-account determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period.


     (b) is the net of:


          (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus


          (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period.

     (c) is a factor representing the daily Mortality and Expense Risk Charge, Administration Expense Charge and Premium Tax Recovery Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% for the first ten years and then 1.00% thereafter of the daily Net Asset Value of the Variable Account.


For Underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month, the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares, because of the deduction for Mortality and Expense Risk Charge, Administration Expense Charge, and Premium Tax Recovery Charge and any charge or credit for tax reserves.


Valuation of Assets

Underlying Mutual Fund shares in the Variable Account will be valued at their Net Asset Value.

Determining the Cash Value

The sum of the value of all Variable Account Accumulation Units attributable to the Policy and amounts credited to the Fixed Account is the Cash Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the premium is received by the Company. If part or all of the Cash Value is surrendered or charges or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.

The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.


Valuation Date and Valuation Period

A Valuation Date is each day that the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is sufficient degree of trading of the Variable Accounts' Underlying Mutual Fund shares held by the Variable Account, such that the current net asset value of the Accumulation Units might be materially affected. A Valuation Period is the period commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


                        SURRENDERING THE POLICY FOR CASH

Right to Surrender

The Policy Owner may surrender the Policy in full at any time while the Insured is living and receive its Cash Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank or savings and loan, which is a member of the Federal Deposit Insurance Corporation or other eligible guarantor institution as defined by the federal securities laws and regulations. In some cases, the Company may require additional documentation of a customary nature.

Cash Surrender Value

The Cash Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest in the Fixed Account and the Policy Loan Account. The Cash Surrender Value equals the Policy's Cash Value, next computed after the date the Company receives a proper written request for surrender of the Policy, minus any charges, indebtedness or other deductions due on that date, which may also include a Surrender Charge.

Partial Surrenders

After the Policy has been in force for 5 Policy Years, the Policy Owner may request a partial surrender. Partial surrenders will be permitted only if they satisfy the following requirements:

     1. The maximum partial surrender in any Policy Year is limited to 10% of the total premium payments;

     2. Partial surrenders must not result in a reduction of the Cash Surrender Value below $10,000; and

     3. After the partial surrender, the Policy continues to qualify as life insurance.

When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Specified Amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In such a case, a partial surrender will decrease the Specified Amount by the amount by which the partial surrender exceeds the difference between the death benefit and Specified Amount. Partial surrender amounts must be first deducted from the values in the Variable Account sub-accounts. Partial surrenders will be deducted from the Fixed Account only to the extent that insufficient values are available in the Variable Account sub-accounts. Surrender charges will be waived for any partial surrenders which satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").


Maturity Proceeds

The Maturity Date is the Policy Anniversary on or next following the Insured's 95th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The Maturity Proceeds will be equal to the amount of the Policy's Cash Value, less any indebtedness.

Income Tax Withholding

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.


If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her own tax advisor.


In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following: (1) the value each year of the life insurance protection provided; (2) an amount equal to any employer-paid premiums; or (3) some or all of the amount by which the current value of the contract exceeds the employer's interest in the contract. Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisers, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

                                  POLICY LOANS

Taking a Policy Loan

The Policy Owner may take a loan using the Policy as security. During the first year, maximum Policy indebtedness is limited to 50% of the Cash Surrender value less interest due on the next Policy Anniversary. After the first Policy Year, the maximum policy indebtedness is limited to 90% of the Cash Surrender Value less interest due on the next Policy Anniversary. The Company will not grant a loan for an amount less than $1,000 ($200 in Connecticut, $500 in New York). Should the Death Benefit become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy indebtedness will be deducted from the Death Benefit, Cash Surrender Value or the Maturity Value, respectively.


Maximum Policy indebtedness, in Texas, is limited to 90% of the Cash Surrender Value in the Variable Account sub-accounts and 100% of the Cash Surrender Value in the Fixed Account less interest due on the next Policy Anniversary.


Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a Commercial Bank or a Savings and Loan which is a member of the Federal Deposit Insurance Corporation. Certain Policy loans may result in currently taxable income and tax penalties (see "Tax Matters").

Effect on Investment Performance


When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one Variable Account sub-account, withdrawals from Variable Account sub-accounts will be made in proportion to the assets in each Variable Account sub-account at the time of the loan. Policy Loans will be transferred from the Fixed Account only when insufficient amounts are available in the Variable Account sub-accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.


Interest

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer.

Policy Loans will be currently credited interest daily at an annual effective rate of 5.0%. This rate is guaranteed never to be lower than 4%. The Company may change the current interest crediting rate on Policy Loans at any time at its sole discretion. This earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary. It will be allocated according to the Fund Allocation Factors in effect at the time of the transfer.

The loan interest rate is 6% per year for all Policy Loans. Interest is charged daily and is payable at the end of each Policy Year. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total loan indebtedness plus accrued interest exceeds the Cash Value less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total loan indebtedness plus accrued interest to an amount equal to the total Cash Value less any Surrender Charges plus an amount sufficient to continue the Policy in force for 3 months.

Effect on Death Benefit and Cash Value

A Policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

Repayment


All or part of a loan may be repaid at any time while the Policy is in force during the Insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the Variable Account sub-accounts and the Fixed Account in proportion to the Policy Owner's Premium allocation in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in Connecticut and New York). The Company reserves the right to require that any loan repayments resulting from Policy Loans transferred from the Fixed Account must be first allocated to the Fixed Account.


                          HOW THE DEATH BENEFIT VARIES

-Calculation of the Death Benefit

At issue, the Specified Amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium. Additional premium payments, if accepted, may increase the Specified Amount. Guideline Single Premiums vary by attained age, sex, smoking classification, underwriting classification and total premium payments. The following table illustrates representative initial Specified Amounts, under Death Benefit Option 1, for non-tobacco.

   Issue      $25,000 Single Premium    $50,000 Single Premium
    Age         Male       Female         Male       Female
    ---         ----       ------         ----       ------
     35       $179,733    $208,354      $364,774    $423,008
     40        143,373     166,704       290,792     338,264
     45        114,856     134,300       232,769     272,332
     50         92,583     108,739       187,452     220,323
     55         75,306      88,601       152,298     179,349
     60         62,112      72,636       125,453     146,866
     65         52,094      59,930       105,070     121,014

Generally, for a given premium payment, the initial Specified Amount is greater for non-tobacco than standard, and females than males. The Specified Amount is shown in the Policy.

While the Policy is in force, the Death Benefit will never be less than the Specified Amount. The Death Benefit may vary with the Cash Value of the Policy, which depends on investment performance.

The Policy Owner may choose one of two Death Benefit Options. Under Option 1, the Death Benefit will be the greater of the Specified Amount or the Applicable Percentage of Cash Value. Under Option 1, the amount of the Death Benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of Death Benefit may increase. To see how and when investment performance will begin to affect Death Benefits, please see the illustrations. Under Option 2, the Death Benefit will be the greater of the Specified Amount plus the Cash Value, or the Applicable Percentage of Cash Value and will vary directly with the investment performance.

Policy Owners who are satisfied with the amount of their current insurance coverage and prefer to have favorable investment performance and any future premium payments reflected in increased Policy Cash Values should choose Death Benefit Option 1. Policy Owners who prefer to have favorable investment performance and any future premium payments increase Death Benefits should choose Death Benefit Option 2.

The monthly Cost of Insurance for Option 1 will always be less than or equal to the monthly Cost of Insurance for the same amount of Specified Amount under Option 2 (see "Cost of Insurance Charge").

     The term "applicable percentage" means:

     1. 250% when the Insured is Attained Age 40 or less at the beginning of a Policy Year; and

     2. when the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table" in this provision.

                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

  Attained    Percentage    Attained     Percentage    Attained    Percentage
    Age      of Cash Value     Age     of Cash Value      Age     of Cash Value

   0-40          250%          60           130%          80          105%
     41          243%          61           128%          81          105%
     42          236%          62           126%          82          105%
     43          229%          63           124%          83          105%
     44          222%          64           122%          84          105%
     45          215%          65           120%          85          105%
     46          209%          66           119%          86          105%
     47          203%          67           118%          87          105%
     48          197%          68           117%          88          105%
     49          191%          69           116%          89          105%
     50          185%          70           115%          90          105%
     51          178%          71           113%          91          104%
     52          171%          72           111%          92          103%
     53          164%          73           109%          93          102%
     54          157%          74           107%          94          101%
     55          150%          75           105%          95          100%
     56          146%          76           105%
     57          142%          77           105%
     58          138%          78           105%
     59          134%          79           105%

-Proceeds Payable on Death

The actual Proceeds payable on the Insured's death will be the Death Benefit as described above, less any outstanding Policy loans and less any unpaid Policy Charges. Under certain circumstances, the Proceeds may be adjusted (see "Incontestability", "Error in Age or Sex" and "Suicide").

                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

The Policy Owner may exchange the Policy for a modified single premium life insurance policy offered by the Company on the Policy Date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by the Company on the Policy Date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Policy Date. No evidence of insurability will be required.

The Policy Owner and Beneficiary under the new Policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new Policy will have a death benefit on the exchange date not more than the death benefit of the original Policy immediately prior to the exchange date. The new Policy will have the same policy date and issue age as the original Policy. The initial Specified Amount and any increases in Specified Amount will have the same rate class as those of the original Policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two Policies. After adjustment, if any excess is owed the Policy Owner, the Company will pay the excess to the Policy Owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

                          CHANGES OF INVESTMENT POLICY

The Company may materially change the Investment Policy of the Variable Account. The Company must inform the Policy Owner and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy holders or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable Nationwide General Account Life Insurance Policy on the life of the insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the Investment Policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any Variable Account. The New Policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

                                  GRACE PERIOD

If the Cash Surrender Value in the Policy is insufficient to pay the Cost of Insurance Charges, Policy Loan interest, or other charges which become due but are unpaid, a grace period of 61 days will be allowed for payment of sufficient premium to continue the Policy in force. The Company will notify the Policy Owner of the amount required to continue the Policy in force. If the required amount is not received within 61 days of the notice, the Policy will terminate without value. If the Insured dies during the Grace Period, the Company will pay the Death Proceeds.

                                  REINSTATEMENT

If the Grace Period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy Owner may reinstate the Policy by:

     1. submitting a written request at any time within 3 years after the end of the Grace Period and prior to the Maturity Date;

     2.   providing evidence of insurability satisfactory to the Company;

     3. paying sufficient premium to cover all policy charges that were due and unpaid during the Grace Period;

     4. paying sufficient premium to keep the Policy in force for 3 months from the date of reinstatement; and

     5. paying or reinstating any indebtedness against the Policy which existed at the end of the Grace Period.

The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by the Company. If the Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate Surrender Charge. Such Surrender Charge will be based on the length of time from the date of premium payments to the effective date of the reinstatement. Unless the Policy Owner has provided otherwise, the allocation of the amount of the Surrender Charge, additional premium payments, and any loan repayments will be based on the Underlying Mutual Fund option allocation factors in effect at the start of the Grace Period.

                            THE FIXED ACCOUNT OPTION


A Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of the Company's General Account. The Company's General Account consists of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets.


Because of exemptive and exclusionary provisions, interests in the Company's General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Company guarantees that the part of the Cash Value invested under the Fixed-Account option will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 4%. Upon request and in the annual statement the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.

                     CHANGES IN EXISTING INSURANCE COVERAGE

After the first Policy Year, the Policy Owner may request certain changes in the insurance coverage under the Policy. Any request must be in writing and received at the Company's Home Office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the Policy in force for at least 3 months.

Changes in the Specified Amount

Payment of additional premiums or changes in the Death Benefit Option may require an increase to the Specified Amount. (The minimum increase in the Specified Amount permitted by the Company is $10,000.) An approved increase will have an effective date of the Monthly Anniversary Day on or next following the date the Company approves the supplemental application. The Company reserves the right to limit such increases to one per Policy Year, and to require satisfactory evidence of insurability for any increase in the Specified Amount. In addition, the rate class, rate class multiple and rate type for the increase in Specified Amount must be identical to those on the Policy Date. The Specified Amount cannot be decreased if, after the decrease, the policy would fail to satisfy the definition of Life Insurance under Section 7702 of the Code.

Changes in the Death Benefit Option

The Policy Owner may change the Death Benefit Option under the Policy. If the change is from Option 1 to Option 2, the Specified Amount will be decreased by the amount of the Cash Value. If the change is from Option 2 to Option 1, the Specified Amount will be increased by the amount of the Cash Value. Evidence of insurability is not required for a change from Option 2 to Option 1. The Company reserves the right to require evidence of insurability for a change from Option 1 to Option 2. The effective date of the change will be the Monthly Anniversary Day on or next following the date the Company approves the request for change. Only one change of option is permitted per Policy Year. A change in Death Benefit Option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract.

                             OTHER POLICY PROVISIONS

Policy Owner

While the Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a Contingent Policy Owner or a new Policy Owner while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

If the Policy Owner is other than the Insured and names no contingent owner, and dies before the Insured, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

Beneficiary


The Beneficiary(ies) shall be as named on the application or as subsequently changed, subject to any assignment.


The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.


If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary, unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insured, the proceeds shall be paid to the Policy Owner or the Policy Owner's estate.

Assignment

While the Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at its Home Office. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment.

The assignment will be subject to any indebtedness owed to the Company before it was recorded.

Incontestability

The Company will not contest a Death Benefit based on representations in any written application when such benefit has been in force, during the lifetime of the Insured, for two years.

Error in Age or Sex

If the Insured's age, sex or both, as stated in the application, are incorrect, the affected benefits will be adjusted to reflect the correct age or sex.

Suicide

If the Insured dies by suicide within two years from the Policy Date, the Company will pay no more than the sum of the premiums, less any unpaid loan. If the Insured dies by suicide within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

Nonparticipating Policies

The Policies are nonparticipating; they do not participate in any dividend distribution of the Company's surplus.


Riders

A rider may be added as an addition to the Policy.

Maturity Extension Endorsement: This rider provides the ability to extend the maturity date of the policy until the date of the insured's death. Upon election of this rider, several restrictions impact the policyholder's ability to make certain policy changes, the Company automatically will make several policy changes to reduce its risk and no further premium payments will be accepted.

Spouse Rider: This rider provides a level amount of term insurance on the spouse of the primary insured. This rider also may be added after issue of the base Policy. The Spouse Rider minimum face amount is $25,000 and the maximum face amount is $500,000.

Child Rider: This rider provides term insurance on each insured child and may be added after issue of the base Policy. The minimum amount of coverage is $3,000 and the maximum is $25,000. Eligible application ages are 15 days up to and including age 17.

Waiver of Monthly Deductions Rider: This rider is available to insureds ages 15-59 and provides for the waiver of total policy monthly deductions by the Company upon delivery of sufficient documentation of the primary insured's disability. Benefit duration under this rider is limited based on the age at which disability occurs and the duration of the disability.

Accidental Death Benefit Rider: This rider provides a Death Benefit payable in addition to the face amount of the base policy. The Accidental Death Benefit Rider may be added after issue of the base policy. The minimum face amount is $1,000 and the maximum face amount for this rider is $200,000. This rider is available to insureds ages 5-65.

Base Insured Term Rider: Provides term insurance on the base insured ages 18-70. This rider is a non-commisionable supplement to the base policy and may be added after issue of the base policy. Level or automatically decreasing death benefits may be chosen by the policyholder.

Accelerated Death Benefit Rider: This rider allows for up to 50% of the policy's net amount at risk to be paid to the Policy Owner if the insured is diagnosed with a terminal illness resulting in a life expectancy of 12 months or less.

Change of Insured Rider: The named insured on the policy may be exchanged for a new insured, subject to approval. The rider requires a written application and satisfactory evidence of insurability. After the exchange, the cost of insurance charges will be based on the new insured's age and risk class.

Guaranteed Minimum Death Benefit Rider: This rider permits the purchase of an extension in the duration of guaranteed death benefit and must be added prior to issue of the base policy.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from contributions made on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES


The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the General Distributor, Nationwide Advisory Services, Inc., a wholly-owned subsidiary of Nationwide Life Insurance Company.

Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43216, ("NAS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account -2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS is a wholly owned subsidiary of the Company.

NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.


Gross commissions paid by the Company on the sale of these Policies plus fees for marketing services provided by the General Distributor are not more than 7.50% of the premiums paid.

                               CUSTODIAN OF ASSETS

The Company serves as the Custodian of the assets of the Variable Account.

                                   TAX MATTERS

Policy Proceeds

Section 7702 of the Code provides that if certain tests are met, a Policy will be treated as a life insurance policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the life insurance proceeds payable under a Policy are excludable from gross income of the beneficiary under Section 101 of the Code.

The Policies described in this prospectus, meet the definition of "modified endowment contracts" under Section 7702A of the Code. The Code defines modified endowment contracts as those policies issued or materially changed after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The policies offered in this prospectus typically fall within this definition. The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts in the same way annuities are taxed. Any distribution is taxable to the extent the Cash Value of the Policy exceeds, at the time of the distribution, the premiums paid into the Policy. The Code generally provides for a 10% tax penalty on the taxable portion of such distributions. That penalty is applicable unless the distribution is (1) paid after the Policy Owner is 59 1/2 or disabled; or (2) the distribution is part of an annuity to the Policy Owner as defined in the Code.


Even though exchanges under Section 1035 of the Code qualify as material changes, certain exchanges of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the policies offered by this prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first fifteen years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Policy Owner pursuant to Section 7702(f) (7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of material changes or a reduction in benefits as defined by Section 7702A (c) of the Code.

In addition to meeting the tests required under Sections 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations under 817(h) provide that a variable life policy which does not satisfy the diversification standards will not be treated as life insurance unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Policy Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Policy Owner if the income, for the period the policy was not diversified, had been received by the Policy Owner. If the failure to diversify is not corrected in this manner, the Policy Owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

A total surrender or cancellation of the Policy by lapse may have adverse tax consequences depending on the circumstances. If the amount received by the Policy Owner plus total Policy Indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.


Federal Estate and Generation - Skipping Transfer Taxes

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, an estate of less than $600,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the Insured dies, the death benefit will generally be included in the Insured's federal gross estate if (1) the proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the Policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the owner of a policy, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the Policy to another person, such transfer may be subject to a federal gift tax. In addition, if such Policy Owner transfers the Policy to someone two or more generations younger than the Policy Owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the Policy.

Similarly, if the Beneficiary is two or more generations younger than the Insured, the payment of the Death Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the Internal Revenue Service, the Company may be required to withhold a portion of the Death Proceeds and pay them directly to the Internal Revenue Service as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the Policy Owner should consult with their counsel or other competent advisors regarding these taxes.

Non-Resident Aliens

Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding, at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company is required to withhold such amount from the Distribution and remit it to the Internal Revenue Service. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition, for any Distribution made after December 31, 1997, the NRA must obtain an Individual Taxpayer Identification Number from the Internal Revenue Service, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and (for Distributions after December 31, 1997) a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

Taxation of the Company

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.


Tax Changes

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice.

In the recent past, the Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposal that, if enacted, could change the tax treatment of the Policies. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some of them may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Policy.

If the Policy Owner, Insured, or Beneficiary or other person receiving any benefit or interest in or from the Policy is not both a resident or citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the Policy, the Death Benefit, or other distributions under the Policy. If there is currently a treaty that provides favorable treatment for distributions from the Policy and/or ownership of the Policy, that treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Policy may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO INSURANCE CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.


                                   THE COMPANY

The life insurance business, which includes product lines in health insurance and annuities, is the only business in which the Company is engaged.

The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.


The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, the NACo Variable Account and the Nationwide DC Variable Account and the Nationwide DCVA-II, each of which is a registered investment company, and each of which is a separate investment account of the Company.


The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

                               COMPANY MANAGEMENT

Nationwide Life Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company, Nationwide Indemnity Company and Nationwide General Insurance Company and all of their affiliated companies comprise the Nationwide Insurance Enterprise.

The companies comprising the Nationwide Insurance Enterprise have substantially common boards of directors and officers. Nationwide Corporation, is the sole shareholder of the Company.

Directors of the Company

                         Director
           Name           Since              Principal Occupation
           ----           -----              --------------------

Lewis J. Alphin            1993    Farm Owner and Operator (1)


Keith W. Eckel             1996    Partner, Fred W. Eckel Sons; President, Eckel
                                   Farms, Inc. (1)


Willard J. Engel           1994    General Manager, Lyon County Cooperative Oil
                                   Company (1)


Fred C. Finney             1992    Owner and Operator, Moreland Fruit Farm;
                                   Operator, Melrose Orchard(1)


Charles L. Fuellgraf,      1969    Chief Executive Officer, Fuellgraf Electric
Jr. *+                             Company, Electrical Construction and
                                   Engineering Services (1)

Joseph J. Gasper *+        1996    President and Chief Operating Officer,
                                   Nationwide Life Insurance Company and
                                   Nationwide Life and Annuity Insurance Company
                                   (2)

Henry S. Holloway *+       1986    Farm Owner and Operator (1)

Dimon Richard McFerson *+  1988    Chairman and Chief Executive Officer,
                                   Nationwide Insurance Enterprise (2)

David O. Miller *+         1985    Farm Owner and Land Developer; President,
                                   Owen Potato Farm, Inc.; Partner, M&M
                                   Enterprises (1)


C. Ray Noecker             1994    Owner and Operator, Noecker Farms (1)


James F. Patterson +       1989    Vice President, Pattersons, Inc. ; President,
                                   Patterson Farms, Inc. (1)

Arden L. Shisler *+        1984    Partner and Manager, Sweetwater Beef Farms;
                                   President and Chief Executive Officer, K&B
                                   Transport, Inc. (1)


Robert L. Stewart          1989    Owner and Operator; Sunnydale Farms and
                                   Mining (1)


Nancy C. Thomas *          1986    Farm Owner and Operator, Da-Ma-Lor Farms (1)

Harold W. Weihl            1990    Farm Owner and Operator, Weihl Farm (1)

----------
*Member, Executive Committee
+Member, Investment Committee
     (1)  Principal occupation for last five years.
     (2) Prior to assuming their current positions, Messrs. McFerson and Gasper held other executive management positions with the companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life Insurance Company. Messrs. Gasper and McFerson are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. Gasper, Holloway, McFerson, Miller, Patterson Shisler and Fuellgraf are directors of Nationwide Financial Services, Inc. Messrs. Fuellgraf, McFerson, Ms. Thomas, and Mr. Weihl are trustees of Nationwide Investing Foundation, a registered investment company. Mr. McFerson is a trustee of Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust, and Nationwide Investing Foundation II, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.


Executive Officers of the Company

Name                           Office Held


Dimon Richard McFerson         Chairman and Chief Executive
                               Officer-Nationwide Insurance Enterprise


Joseph J. Gasper               President and Chief Operating Officer

Gordon E. McCutchan            Executive Vice President, Law and Corporate
                               Services and Secretary

Robert A. Oakley               Executive Vice President - Chief Financial
                               Officer

Robert J. Woodward, Jr.        Executive Vice President-Chief Investment
                               Officer

James E. Brock                 Senior Vice President - Life Company
                               Operations

W. Sidney Druen                Senior Vice President and General Counsel and
                               Assistant Secretary

Harvey S. Galloway, Jr.        Senior Vice President and Chief Actuary

Richard A. Karas               Senior Vice President - Sales and Financial
                               Services


Mark R. Thresher               Vice President - Controller

Duane M. Campbell              Vice President - Treasurer

Mr. Gasper is also President and Chief Operating Officer of Nationwide Life and Annuity Insurance Company. Mr. Galloway is also an officer of Nationwide Mutual Insurance Company and Nationwide Life and Annuity Insurance Company. Each of the other officers listed above is also an officer of each of the companies comprising the Nationwide Insurance Enterprise. Each of the executive officers listed above has been associated with the registrant in an executive capacity for more than the past five years, except Mr. Thresher, who joined the Registrant in 1996. From 1988-1996, Mr. Thresher served as a partner in the accounting firm KPMG Peat Marwick LLP and lead partner for Nationwide Insurance Enterprise from 1993-1996.


                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Cash Value, and Cash Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account of the Variable Account, and any Policy debt, as well as interest on the debt for the preceding year.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as change in Specified Amount, change in Death Benefit Option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, increase in loan principal, loan repayments, unpaid loan interest added to principal, reinstatement and termination.

                                   ADVERTISING

The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company . The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts . Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs based on selected tax brackets or discussions of alternative investment vehicles and general economic conditions.

                                LEGAL PROCEEDINGS


From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October, 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny
Nix) related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February, 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court which also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.

The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any material litigation of any nature.


                                     EXPERTS

The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS


Legal matters in connection with the Policies described herein are being passed upon by Druen, Rath & Dietrich, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                   APPENDIX 1

                        ILLUSTRATIONS OF WHEN ADDITIONAL
                         PREMIUM PAYMENTS ARE PERMITTED

Example 1: A male non-tobacco, age 35, purchases a Policy with an initial premium of $25,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a Specified Amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract. Additional premiums which increase the Specified Amount may be made at any time, subject to the $1,000 minimum. The Company reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the Policy in force.

Example 2: A male non-tobacco, age 55, purchases a Policy with an initial premium of $100,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a Specified Amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract. Additional premiums which increase the Specified Amount may be made at any time, subject to the $1,000 minimum. The Company reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the Policy in force.

                                   APPENDIX 2

                          ILLUSTRATIONS OF CASH VALUES,
                             CASH SURRENDER VALUES,
                               AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Cash Values, Cash Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values, Cash Surrender Values and Death Benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Policies would go into default, at which time additional premium payments would be required to continue the Policy in force. The illustrations also assume there is no Policy debt, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and their are no changes in the Specified Amount or Death Benefit option.


The amounts shown for the Cash Value, Cash Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to a maximum annual effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of Underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the Fund expenses for the preceding year for all Mutual Fund options available under the policy as of April 30,1997.

Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and Underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of - 2.20%, 3.80% and 9.80%, respectively, in policy years one through ten, and -1.90%, 4.10% and 10.10% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.50%, 3.50% and 9.50%, respectively, in policy years one through ten, and -2.20%, 3.80% and 9.80% thereafter.


The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the Policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower Cash Values and Death Benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations.

In addition, the illustrations reflect the fact that the Company deducts an annual administrative charge at the beginning of each Policy Year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, the Company will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                 CURRENT VALUES

                       0% Hypothetical            6% Hypothetical           12% Hypothetical
                   Gross Investment Return    Gross Investment Return    Gross Investment Return
                   -----------------------    -----------------------    -----------------------
        Premiums
        Paid Plus           Cash                       Cash                        Cash
Policy  Interest    Cash    Surr    Death      Cash    Surr    Death      Cash     Surr    Death
  Year    at 5%    Value   Value  Benefit     Value   Value  Benefit     Value    Value   Benefit
  ----    -----    -----   -----  -------     -----   -----  -------     -----    -----   -------

     1   10,500    9,648   8,798   43,190    10,231   9,381   43,190    10,815    9,965   43,190
     2   11,025    9,227   8,377   43,190    10,394   9,544   43,190    11,630   10,780   43,190
     3   11,576    8,803   8,003   43,190    10,553   9,753   43,190    12,516   11,716   43,190
     4   12,155    8,372   7,572   43,190    10,705   9,905   43,190    13,480   12,680   43,190
     5   12,763    7,935   7,185   43,190    10,851  10,101   43,190    14,529   13,779   43,190
     6   13,401    7,489   6,789   43,190    10,988  10,288   43,190    15,671   14,971   43,190
     7   14,071    7,032   6,432   43,190    11,113  10,513   43,190    16,916   16,316   43,190
     8   14,775    6,560   6,060   43,190    11,225  10,725   43,190    18,272   17,772   43,190
     9   15,513    6,069   5,669   43,190    11,319  10,919   43,190    19,751   19,351   43,190
    10   16,289    5,557   5,557   43,190    11,392  11,392   43,190    21,366   21,366   43,190
    11   17,103    5,035   5,035   43,190    11,475  11,475   43,190    23,201   23,201   43,190
    12   17,959    4,490   4,490   43,190    11,538  11,538   43,190    25,222   25,222   43,190
    13   18,856    3,919   3,919   43,190    11,580  11,580   43,190    27,452   27,452   43,190
    14   19,799    3,321   3,321   43,190    11,596  11,596   43,190    29,917   29,917   43,190
    15   20,789    2,690   2,690   43,190    11,584  11,584   43,190    32,646   32,646   43,746
    16   21,829    2,023   2,023   43,190    11,539  11,539   43,190    35,659   35,659   46,357
    17   22,920    1,314   1,314   43,190    11,456  11,456   43,190    38,958   38,958   49,866
    18   24,066      557     557   43,190    11,329  11,329   43,190    42,567   42,567   53,634
    19   25,270      (*)     (*)      (*)    11,150  11,150   43,190    46,516   46,516   57,680
    20   26,533      (*)     (*)      (*)    10,912  10,912   43,190    50,841   50,841   62,026
    21   27,860      (*)     (*)      (*)    10,609  10,609   43,190    55,577   55,577   66,693
    22   29,253      (*)     (*)      (*)    10,207  10,207   43,190    60,747   60,747   72,289
    23   30,715      (*)     (*)      (*)     9,693   9,693   43,190    66,389   66,389   78,339
    24   32,251      (*)     (*)      (*)     9,046   9,046   43,190    72,545   72,545   84,878
    25   33,864      (*)     (*)      (*)     8,243   8,243   43,190    79,262   79,262   91,944
    26   35,557      (*)     (*)      (*)     7,251   7,251   43,190    86,588   86,588   99,576
    27   37,335      (*)     (*)      (*)     6,029   6,029   43,190    94,613   94,613  106,912
    28   39,201      (*)     (*)      (*)     4,521   4,521   43,190   103,414  103,414  114,790
    29   41,161      (*)     (*)      (*)     2,661   2,661   43,190   113,085  113,085  123,263
    30   43,219      (*)     (*)      (*)       370     370   43,190   123,736  123,736  132,398

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                    NEW YORK
                                GUARANTEED VALUES


                       0% Hypothetical            6% Hypothetical           12% Hypothetical
                   Gross Investment Return    Gross Investment Return    Gross Investment Return
                   -----------------------    -----------------------    -----------------------
        Premiums
        Paid Plus           Cash                       Cash                        Cash
Policy  Interest    Cash    Surr    Death      Cash    Surr    Death      Cash     Surr    Death
  Year    at 5%    Value   Value  Benefit     Value   Value  Benefit     Value    Value   Benefit
  ----    -----    -----   -----  -------     -----   -----  -------     -----    -----   -------
     1   10,500    9,607   8,757   43,190    10,188   9,338   43,190    10,770     9,920   43,190
     2   11,025    9,091   8,241   43,190    10,247   9,397   43,190    11,472    10,622   43,190
     3   11,576    8,573   7,773   43,190    10,295   9,495   43,190    12,229    11,429   43,190
     4   12,155    8,050   7,250   43,190    10,330   9,530   43,190    13,046    12,246   43,190
     5   12,763    7,520   6,770   43,190    10,351   9,601   43,190    13,930    13,180   43,190
     6   13,401    6,981   6,281   43,190    10,355   9,655   43,190    14,885    14,185   43,190
     7   14,071    6,429   5,829   43,190    10,338   9,738   43,190    15,917    15,317   43,190
     8   14,775    5,861   5,361   43,190    10,297   9,797   43,190    17,033    16,533   43,190
     9   15,513    5,273   4,873   43,190    10,226   9,826   43,190    18,240    17,840   43,190
    10   16,289    4,659   4,659   43,190    10,122  10,122   43,190    19,547    19,547   43,190
    11   17,103    4,028   4,028   43,190    10,009  10,009   43,190    21,028    21,028   43,190
    12   17,959    3,360   3,360   43,190     9,853   9,853   43,190    22,642    22,642   43,190
    13   18,856    2,653   2,653   43,190     9,650   9,650   43,190    24,408    24,408   43,190
    14   19,799    1,899   1,899   43,190     9,390   9,390   43,190    26,343    26,343   43,190
    15   20,789    1,089   1,089   43,190     9,066   9,066   43,190    28,469    28,469   43,190
    16   21,829      216     216   43,190     8,667   8,667   43,190    30,813    30,813   43,190
    17   22,920      (*)     (*)      (*)     8,181   8,181   43,190    33,404    33,404   43,190
    18   24,066      (*)     (*)      (*)     7,590   7,590   43,190    36,263    36,263   45,692
    19   25,270      (*)     (*)      (*)     6,876   6,876   43,190    39,380    39,380   48,831
    20   26,533      (*)     (*)      (*)     6,017   6,017   43,190    42,770    42,770   52,180
    21   27,860      (*)     (*)      (*)     4,988   4,988   43,190    46,462    46,462   55,754
    22   29,253      (*)     (*)      (*)     3,762   3,762   43,190    50,467    50,467   60,056
    23   30,715      (*)     (*)      (*)     2,307   2,307   43,190    54,814    54,814   64,680
    24   32,251      (*)     (*)      (*)       582     582   43,190    59,530    59,530   69,650
    25   33,864      (*)     (*)      (*)       (*)     (*)      (*)    64,645    64,645   74,988
    26   35,557      (*)     (*)      (*)       (*)     (*)      (*)    70,193    70,193   80,722
    27   37,335      (*)     (*)      (*)       (*)     (*)      (*)    76,248    76,248   86,161
    28   39,201      (*)     (*)      (*)       (*)     (*)      (*)    82,870    82,870   91,985
    29   41,161      (*)     (*)      (*)       (*)     (*)      (*)    90,128    90,128   98,240
    30   43,219      (*)     (*)      (*)       (*)     (*)      (*)    98,112    98,112  104,979


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                  NON-NEW YORK
                                 CURRENT VALUES


                       0% Hypothetical            6% Hypothetical           12% Hypothetical
                   Gross Investment Return    Gross Investment Return    Gross Investment Return
                   -----------------------    -----------------------    -----------------------
        Premiums
        Paid Plus           Cash                       Cash                        Cash
Policy  Interest    Cash    Surr    Death      Cash    Surr    Death      Cash     Surr     Death
  Year    at 5%    Value   Value  Benefit     Value   Value  Benefit     Value    Value    Benefit
  ----    -----    -----   -----  -------     -----   -----  -------     -----    -----    -------
     1   10,500    9,662   8,812   41,661    10,246    9,396  41,661    10,831      9,981   41,661
     2   11,025    9,233   8,383   41,661    10,400    9,550  41,661    11,636     10,786   41,661
     3   11,576    8,801   8,001   41,661    10,550    9,750  41,661    12,513     11,713   41,661
     4   12,155    8,367   7,567   41,661    10,697    9,897  41,661    13,469     12,669   41,661
     5   12,763    7,928   7,178   41,661    10,838   10,088  41,661    14,510     13,760   41,661
     6   13,401    7,482   6,782   41,661    10,973   10,273  41,661    15,646     14,946   41,661
     7   14,071    7,028   6,428   41,661    11,098   10,498  41,661    16,885     16,285   41,661
     8   14,775    6,564   6,064   41,661    11,213   10,713  41,661    18,238     17,738   41,661
     9   15,513    6,085   5,685   41,661    11,314   10,914  41,661    19,715     19,315   41,661
    10   16,289    5,589   5,589   41,661    11,399   11,399  41,661    21,330     21,330   41,661
    11   17,103    5,089   5,089   41,661    11,500   11,500  41,661    23,168     23,168   41,661
    12   17,959    4,569   4,569   41,661    11,584   11,584  41,661    25,192     25,192   41,661
    13   18,856    4,028   4,028   41,661    11,650   11,650  41,661    27,425     27,425   41,661
    14   19,799    3,462   3,462   41,661    11,696   11,696  41,661    29,893     29,893   41,661
    15   20,789    2,869   2,869   41,661    11,717   11,717  41,661    32,620     32,620   43,711
    16   21,829    2,243   2,243   41,661    11,712   11,712  41,661    35,618     35,618   46,303
    17   22,920    1,582   1,582   41,661    11,675   11,675  41,661    38,899     38,899   49,790
    18   24,066      877     877   41,661    11,600   11,600  41,661    42,489     42,489   53,537
    19   25,270      124     124   41,661    11,481   11,481  41,661    46,420     46,420   57,561
    20   26,533      (*)     (*)      (*)    11,313   11,313  41,661    50,725     50,725   61,884
    21   27,860      (*)     (*)      (*)    11,088   11,088  41,661    55,440     55,440   66,528
    22   29,253      (*)     (*)      (*)    10,780   10,780  41,661    60,589     60,589   72,101
    23   30,715      (*)     (*)      (*)    10,377   10,377  41,661    66,211     66,211   78,129
    24   32,251      (*)     (*)      (*)     9,863    9,863  41,661    72,349     72,349   84,648
    25   33,864      (*)     (*)      (*)     9,218    9,218  41,661    79,049     79,049   91,696
    26   35,557      (*)     (*)      (*)     8,415    8,415  41,661    86,360     86,360   99,314
    27   37,335      (*)     (*)      (*)     7,420    7,420  41,661    94,370     94,370  106,638
    28   39,201      (*)     (*)      (*)     6,187    6,187  41,661   103,157    103,157  114,504
    29   41,161      (*)     (*)      (*)     4,662    4,662  41,661   112,811    112,811  122,964
    30   43,219      (*)     (*)      (*)     2,782    2,782  41,661   123,442    123,442  132,083


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                  NON-NEW YORK
                                GUARANTEED VALUES


                       0% Hypothetical            6% Hypothetical           12% Hypothetical
                   Gross Investment Return    Gross Investment Return    Gross Investment Return
                   -----------------------    -----------------------    -----------------------
        Premiums
        Paid Plus           Cash                       Cash                        Cash
Policy  Interest    Cash    Surr    Death      Cash    Surr    Death      Cash     Surr     Death
  Year    at 5%    Value   Value  Benefit     Value   Value  Benefit     Value    Value    Benefit
  ----    -----    -----   -----  -------     -----   -----  -------     -----    -----    -------
     1   10,500    9,613   8,763   41,661    10,195   9,345   41,661    10,778     9,928   41,661
     2   11,025    9,091   8,241   41,661    10,246   9,396   41,661    11,471    10,621   41,661
     3   11,576    8,566   7,766   41,661    10,287   9,487   41,661    12,220    11,420   41,661
     4   12,155    8,036   7,236   41,661    10,315   9,515   41,661    13,029    12,229   41,661
     5   12,763    7,501   6,751   41,661    10,329   9,579   41,661    13,904    13,154   41,661
     6   13,401    6,958   6,258   41,661    10,327   9,627   41,661    14,851    14,151   41,661
     7   14,071    6,403   5,803   41,661    10,305   9,705   41,661    15,875    15,275   41,661
     8   14,775    5,833   5,333   41,661    10,259   9,759   41,661    16,984    16,484   41,661
     9   15,513    5,243   4,843   41,661    10,185   9,785   41,661    18,183    17,783   41,661
    10   16,289    4,630   4,630   41,661    10,079  10,079   41,661    19,484    19,484   41,661
    11   17,103    4,001   4,001   41,661     9,965   9,965   41,661    20,958    20,958   41,661
    12   17,959    3,337   3,337   41,661     9,810   9,810   41,661    22,567    22,567   41,661
    13   18,856    2,634   2,634   41,661     9,608   9,608   41,661    24,329    24,329   41,661
    14   19,799    1,887   1,887   41,661     9,354   9,354   41,661    26,262    26,262   41,661
    15   20,789    1,087   1,087   41,661     9,037   9,037   41,661    28,388    28,388   41,661
    16   21,829      225     225   41,661     8,648   8,648   41,661    30,734    30,734   41,661
    17   22,920      (*)     (*)      (*)     8,175   8,175   41,661    33,328    33,328   42,660
    18   24,066      (*)     (*)      (*)     7,601   7,601   41,661    36,171    36,171   45,575
    19   25,270      (*)     (*)      (*)     6,909   6,909   41,661    39,262    39,262   48,685
    20   26,533      (*)     (*)      (*)     6,077   6,077   41,661    42,626    42,626   52,004
    21   27,860      (*)     (*)      (*)     5,083   5,083   41,661    46,288    46,288   55,546
    22   29,253      (*)     (*)      (*)     3,899   3,899   41,661    50,262    50,262   59,812
    23   30,715      (*)     (*)      (*)     2,495   2,495   41,661    54,574    54,574   64,398
    24   32,251      (*)     (*)      (*)       832     832   41,661    59,252    59,252   69,325
    25   33,864      (*)     (*)      (*)       (*)     (*)      (*)    64,327    64,327   74,620
    26   35,557      (*)     (*)      (*)       (*)     (*)      (*)    69,831    69,831   80,305
    27   37,335      (*)     (*)      (*)       (*)     (*)      (*)    75,838    75,838   85,697
    28   39,201      (*)     (*)      (*)       (*)     (*)      (*)    82,407    82,407   91,472
    29   41,161      (*)     (*)      (*)       (*)     (*)      (*)    89,608    89,608   97,672
    30   43,219      (*)     (*)      (*)       (*)     (*)      (*)    97,528    97,528  104,355


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                 CURRENT VALUES


                       0% Hypothetical            6% Hypothetical           12% Hypothetical
                   Gross Investment Return    Gross Investment Return    Gross Investment Return
                   -----------------------    -----------------------    -----------------------
        Premiums
        Paid Plus           Cash                       Cash                        Cash
Policy  Interest    Cash    Surr    Death      Cash    Surr    Death      Cash     Surr     Death
  Year    at 5%    Value   Value  Benefit     Value   Value  Benefit     Value    Value    Benefit
  ----    -----    -----   -----  -------     -----   -----  -------     -----    -----    -------
     1    26,250   24,150  22,025  114,856   25,610   23,485  114,856    27,070    24,945  114,856
     2    27,563   23,244  21,119  114,856   26,170   24,045  114,856    29,269    27,144  114,856
     3    28,941   22,329  20,329  114,856   26,728   24,728  114,856    31,663    29,663  114,856
     4    30,388   21,403  19,403  114,856   27,283   25,283  114,856    34,271    32,271  114,856
     5    31,907   20,464  18,589  114,856   27,833   25,958  114,856    37,114    35,239  114,856
     6    33,502   19,507  17,757  114,856   28,373   26,623  114,856    40,215    38,465  114,856
     7    35,178   18,527  17,027  114,856   28,899   27,399  114,856    43,599    42,099  114,856
     8    36,936   17,517  16,267  114,856   29,407   28,157  114,856    47,291    46,041  114,856
     9    38,783   16,471  15,471  114,856   29,889   28,889  114,856    51,323    50,323  114,856
    10    40,722   15,381  15,381  114,856   30,340   30,340  114,856    55,730    55,730  114,856
    11    42,758   14,286  14,286  114,856   30,846   30,846  114,856    60,734    60,734  114,856
    12    44,896   13,139  13,139  114,856   31,322   31,322  114,856    66,242    66,242  114,856
    13    47,141   11,938  11,938  114,856   31,766   31,766  114,856    72,314    72,314  114,856
    14    49,498   10,678  10,678  114,856   32,172   32,172  114,856    79,018    79,018  114,856
    15    51,973    9,347   9,347  114,856   32,533   32,533  114,856    86,430    86,430  115,816
    16    54,572    7,937   7,937  114,856   32,839   32,839  114,856    94,608    94,608  122,990
    17    57,300    6,438   6,438  114,856   33,084   33,084  114,856   103,567   103,567  132,566
    18    60,165    4,835   4,835  114,856   33,252   33,252  114,856   113,376   113,376  142,854
    19    63,174    3,110   3,110  114,856   33,331   33,331  114,856   124,117   124,117  153,905
    20    66,332    1,250   1,250  114,856   33,307   33,307  114,856   135,882   135,882  165,776
    21    69,649      (*)     (*)      (*)   33,167   33,167  114,856   148,773   148,773  178,528
    22    73,132      (*)     (*)      (*)   32,852   32,852  114,856   162,859   162,859  193,803
    23    76,788      (*)     (*)      (*)   32,335   32,335  114,856   178,249   178,249  210,334
    24    80,627      (*)     (*)      (*)   31,582   31,582  114,856   195,061   195,061  228,222
    25    84,659      (*)     (*)      (*)   30,553   30,553  114,856   213,424   213,424  247,572
    26    88,892      (*)     (*)      (*)   29,190   29,190  114,856   233,477   233,477  268,499
    27    93,336      (*)     (*)      (*)   27,420   27,420  114,856   255,453   255,453  288,662
    28    98,003      (*)     (*)      (*)   25,149   25,149  114,856   279,563   279,563  310,315
    29   102,903      (*)     (*)      (*)   22,267   22,267  114,856   306,052   306,052  333,597
    30   108,049      (*)     (*)      (*)   18,645   18,645  114,856   335,215   335,215  358,680


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                GUARANTEED VALUES


                       0% Hypothetical            6% Hypothetical           12% Hypothetical
                   Gross Investment Return    Gross Investment Return    Gross Investment Return
                   -----------------------    -----------------------    -----------------------
        Premiums
        Paid Plus           Cash                       Cash                        Cash
Policy  Interest    Cash    Surr    Death      Cash    Surr    Death      Cash     Surr     Death
  Year    at 5%    Value   Value  Benefit     Value   Value  Benefit     Value    Value    Benefit
  ----    -----    -----   -----  -------     -----   -----  -------     -----    -----    -------
     1    26,250   23,986  21,861  114,856   25,439   23,314  114,856    26,893    24,768  114,856
     2    27,563   22,886  20,761  114,856   25,785   23,660  114,856    28,855    26,730  114,856
     3    28,941   21,772  19,772  114,856   26,108   24,108  114,856    30,974    28,974  114,856
     4    30,388   20,639  18,639  114,856   26,405   24,405  114,856    33,264    31,264  114,856
     5    31,907   19,484  17,609  114,856   26,671   24,796  114,856    35,740    33,865  114,856
     6    33,502   18,299  16,549  114,856   26,900   25,150  114,856    38,418    36,668  114,856
     7    35,178   17,077  15,577  114,856   27,084   25,584  114,856    41,314    39,814  114,856
     8    36,936   15,808  14,558  114,856   27,211   25,961  114,856    44,449    43,199  114,856
     9    38,783   14,478  13,478  114,856   27,271   26,271  114,856    47,841    46,841  114,856
    10    40,722   13,080  13,080  114,856   27,252   27,252  114,856    51,518    51,518  114,856
    11    42,758   11,635  11,635  114,856   27,224   27,224  114,856    55,675    55,675  114,856
    12    44,896   10,093  10,093  114,856   27,095   27,095  114,856    60,212    60,212  114,856
    13    47,141    8,443   8,443  114,856   26,855   26,855  114,856    65,178    65,178  114,856
    14    49,498    6,670   6,670  114,856   26,485   26,485  114,856    70,627    70,627  114,856
    15    51,973    4,750   4,750  114,856   25,961   25,961  114,856    76,618    76,618  114,856
    16    54,572    2,661   2,661  114,856   25,260   25,260  114,856    83,226    83,226  114,856
    17    57,300      376     376  114,856   24,351   24,351  114,856    90,539    90,539  115,890
    18    60,165      (*)     (*)      (*)   23,193   23,193  114,856    98,577    98,577  124,207
    19    63,174      (*)     (*)      (*)   21,739   21,739  114,856   107,322   107,322  133,080
    20    66,332      (*)     (*)      (*)   19,937   19,937  114,856   116,838   116,838  142,542
    21    69,649      (*)     (*)      (*)   17,729   17,729  114,856   127,197   127,197  152,637
    22    73,132      (*)     (*)      (*)   15,048   15,048  114,856   138,440   138,440  164,743
    23    76,788      (*)     (*)      (*)   11,819   11,819  114,856   150,639   150,639  177,754
    24    80,627      (*)     (*)      (*)    7,945    7,945  114,856   163,876   163,876  191,735
    25    84,659      (*)     (*)      (*)    3,298    3,298  114,856   178,237   178,237  206,755
    26    88,892      (*)     (*)      (*)      (*)      (*)      (*)   193,811   193,811  222,883
    27    93,336      (*)     (*)      (*)      (*)      (*)      (*)   210,810   210,810  238,215
    28    98,003      (*)     (*)      (*)      (*)      (*)      (*)   229,396   229,396  254,630
    29   102,903      (*)     (*)      (*)      (*)      (*)      (*)   249,769   249,769  272,248
    30   108,049      (*)     (*)      (*)      (*)      (*)      (*)   272,174   272,174  291,226


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                 CURRENT VALUES


                       0% Hypothetical            6% Hypothetical           12% Hypothetical
                   Gross Investment Return    Gross Investment Return    Gross Investment Return
                   -----------------------    -----------------------    -----------------------
        Premiums
        Paid Plus           Cash                       Cash                         Cash
Policy  Interest    Cash    Surr    Death     Cash     Surr     Death     Cash      Surr      Death
  Year    at 5%    Value   Value   Benefit    Value    Value   Benefit    Value     Value     Benefit
  ----    -----    -----   -----   -------    -----    -----   -------    -----     -----     -------
     1   105,000   96,739  88,239  306,283   102,589   94,089  306,283   108,440     99,940    306,283
     2   110,250   93,383  84,883  306,283   105,137   96,637  306,283   117,585    109,085    306,283
     3   115,763   89,974  81,974  306,283   107,694   99,694  306,283   127,568    119,568    306,283
     4   121,551   86,501  78,501  306,283   110,252  102,252  306,283   138,476    130,476    306,283
     5   127,628   82,946  75,446  306,283   112,803  105,303  306,283   150,407    142,907    306,283
     6   134,010   79,293  72,293  306,283   115,336  108,336  306,283   163,474    156,474    306,283
     7   140,710   75,523  69,523  306,283   117,841  111,841  306,283   177,802    171,802    306,283
     8   147,746   71,608  66,608  306,283   120,302  115,302  306,283   193,535    188,535    306,283
     9   155,133   67,519  63,519  306,283   122,700  118,700  306,283   210,839    206,839    306,283
    10   162,889   63,229  63,229  306,283   125,021  125,021  306,283   229,907    229,907    306,283
    11   171,034   58,892  58,892  306,283   127,633  127,633  306,283   251,719    251,719    306,283
    12   179,586   54,277  54,277  306,283   130,163  130,163  306,283   275,838    275,838    328,247
    13   188,565   49,358  49,358  306,283   132,599  132,599  306,283   302,264    302,264    356,672
    14   197,993   44,099  44,099  306,283   134,926  134,926  306,283   331,200    331,200    387,504
    15   207,893   38,450  38,450  306,283   137,120  137,120  306,283   362,883    362,883    420,944
    16   218,287   32,346  32,346  306,283   139,149  139,149  306,283   397,573    397,573    457,209
    17   229,202   25,701  25,701  306,283   140,972  140,972  306,283   435,649    435,649    492,283
    18   240,662   18,410  18,410  306,283   142,534  142,534  306,283   477,469    477,469    529,991
    19   252,695   10,359  10,359  306,283   143,780  143,780  306,283   523,444    523,444    570,554
    20   265,330    1,439   1,439  306,283   144,661  144,661  306,283   574,048    574,048    614,231
    21   278,596      (*)     (*)      (*)   145,132  145,132  306,283   629,829    629,829    661,320
    22   292,526      (*)     (*)      (*)   144,926  144,926  306,283   690,887    690,887    725,432
    23   307,152      (*)     (*)      (*)   143,931  143,931  306,283   757,697    757,697    795,582
    24   322,510      (*)     (*)      (*)   142,010  142,010  306,283   830,766    830,766    872,304
    25   338,635      (*)     (*)      (*)   138,970  138,970  306,283   910,637    910,637    956,169
    26   355,567      (*)     (*)      (*)   134,551  134,551  306,283   997,885    997,885   1,047,779
    27   373,346      (*)     (*)      (*)   128,402  128,402  306,283  1,093,114  1,093,114  1,147,770
    28   392,013      (*)     (*)      (*)   120,049  120,049  306,283  1,196,957  1,196,957  1,256,805
    29   411,614      (*)     (*)      (*)   108,884  108,884  306,283  1,310,077  1,310,077  1,375,581
    30   432,194      (*)     (*)      (*)    94,130   94,130  306,283  1,433,178  1,433,178  1,504,837


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                GUARANTEED VALUES


                       0% Hypothetical            6% Hypothetical           12% Hypothetical
                   Gross Investment Return    Gross Investment Return    Gross Investment Return
                   -----------------------    -----------------------    -----------------------
        Premiums
        Paid Plus           Cash                       Cash                          Cash
Policy  Interest    Cash    Surr    Death     Cash     Surr     Death     Cash       Surr      Death
  Year    at 5%    Value   Value   Benefit    Value    Value   Benefit    Value      Value     Benefit
  ----    -----    -----   -----   -------    -----    -----   -------    -----      -----     -------
     1   105,000   95,852  87,352  306,283   101,673   93,173  306,283   107,496      98,996   306,283
     2   110,250   91,521  83,021  306,283   103,163   94,663  306,283   115,497     106,997   306,283
     3   115,763   87,064  79,064  306,283   104,532   96,532  306,283   124,141     116,141   306,283
     4   121,551   82,453  74,453  306,283   105,756   97,756  306,283   133,492     125,492   306,283
     5   127,628   77,655  70,155  306,283   106,805   99,305  306,283   143,622     136,122   306,283
     6   134,010   72,629  65,629  306,283   107,648  100,648  306,283   154,616     147,616   306,283
     7   140,710   67,333  61,333  306,283   108,247  102,247  306,283   166,572     160,572   306,283
     8   147,746   61,704  56,704  306,283   108,548  103,548  306,283   179,600     174,600   306,283
     9   155,133   55,671  51,671  306,283   108,493  104,493  306,283   193,836     189,836   306,283
    10   162,889   49,165  49,165  306,283   108,021  108,021  306,283   209,448     209,448   306,283
    11   171,034   42,244  42,244  306,283   107,394  107,394  306,283   227,322     227,322   306,283
    12   179,586   34,672  34,672  306,283   106,231  106,231  306,283   247,172     247,172   306,283
    13   188,565   26,361  26,361  306,283   104,455  104,455  306,283   269,279     269,279   317,749
    14   197,993   17,197  17,197  306,283   101,967  101,967  306,283   293,468     293,468   343,358
    15   207,893    7,028   7,028  306,283   98,637    98,637  306,283   319,774     319,774   370,937
    16   218,287      (*)     (*)      (*)   94,291    94,291  306,283   348,374     348,374   400,630
    17   229,202      (*)     (*)      (*)   88,701    88,701  306,283   379,619     379,619   428,970
    18   240,662      (*)     (*)      (*)   81,573    81,573  306,283   413,798     413,798   459,316
    19   252,695      (*)     (*)      (*)   72,547    72,547  306,283   451,258     451,258   491,871
    20   265,330      (*)     (*)      (*)   61,209    61,209  306,283   492,415     492,415   526,884
    21   278,596      (*)     (*)      (*)   47,072    47,072  306,283   537,777     537,777   564,666
    22   292,526      (*)     (*)      (*)   29,542    29,542  306,283   587,126     587,126   616,482
    23   307,152      (*)     (*)      (*)    7,877     7,877  306,283   640,781     640,781   672,820
    24   322,510      (*)     (*)      (*)      (*)       (*)      (*)   699,082     699,082   734,036
    25   338,635      (*)     (*)      (*)      (*)       (*)      (*)   762,382     762,382   800,501
    26   355,567      (*)     (*)      (*)      (*)       (*)      (*)   831,040     831,040   872,592
    27   373,346      (*)     (*)      (*)      (*)       (*)      (*)   905,421     905,421   950,692
    28   392,013      (*)     (*)      (*)      (*)       (*)      (*)   985,884     985,884  1,035,178
    29   411,614      (*)     (*)      (*)      (*)       (*)      (*)  1,072,794  1,072,794  1,126,434
    30   432,194      (*)     (*)      (*)      (*)       (*)      (*)  1,166,530  1,166,530  1,224,857


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                 CURRENT VALUES


                       0% Hypothetical            6% Hypothetical           12% Hypothetical
                   Gross Investment Return    Gross Investment Return    Gross Investment Return
                   -----------------------    -----------------------    -----------------------
        Premiums
        Paid Plus           Cash                       Cash                          Cash
Policy  Interest    Cash    Surr    Death     Cash     Surr     Death     Cash       Surr      Death
  Year    at 5%    Value   Value   Benefit    Value    Value   Benefit    Value      Value     Benefit
  ----    -----    -----   -----   -------    -----    -----   -------    -----      -----     -------
     1   105,000   96,411  87,911  211,021   102,271   93,771  211,021    108,132     99,632    211,021
     2   110,250   92,664  84,164  211,021   104,469   95,969  211,021    116,975    108,475    211,021
     3   115,763   88,792  80,792  211,021   106,641   98,641  211,021    126,678    118,678    211,021
     4   121,551   84,775  76,775  211,021   108,780  100,780  211,021    137,358    129,358    211,021
     5   127,628   80,584  73,084  211,021   110,878  103,378  211,021    149,147    141,647    211,021
     6   134,010   76,184  69,184  211,021   112,920  105,920  211,021    162,201    155,201    211,021
     7   140,710   71,529  65,529  211,021   114,888  108,888  211,021    176,706    170,706    211,021
     8   147,746   66,561  61,561  211,021   116,756  111,756  211,021    192,884    187,884    214,101
     9   155,133   61,220  57,220  211,021   118,501  114,501  211,021    210,796    206,796    229,767
    10   162,889   55,443  55,443  211,021   120,105  120,105  211,021    230,457    230,457    246,589
    11   171,034   49,332  49,332  211,021   121,925  121,925  211,021    252,818    252,818    265,459
    12   179,586   42,435  42,435  211,021   123,489  123,489  211,021    277,294    277,294    291,159
    13   188,565   34,621  34,621  211,021   124,760  124,760  211,021    304,076    304,076    319,280
    14   197,993   25,730  25,730  211,021   125,694  125,694  211,021    333,367    333,367    350,036
    15   207,893   15,545  15,545  211,021   126,223  126,223  211,021    365,385    365,385    383,654
    16   218,287    3,772   3,772  211,021   126,257  126,257  211,021    400,359    400,359    420,377
    17   229,202      (*)     (*)      (*)   125,669  125,669  211,021    438,533    438,533    460,460
    18   240,662      (*)     (*)      (*)   124,291  124,291  211,021    480,160    480,160    504,168
    19   252,695      (*)     (*)      (*)   121,913  121,913  211,021    525,506    525,506    551,781
    20   265,330      (*)     (*)      (*)   118,269  118,269  211,021    574,852    574,852    603,594
    21   278,596      (*)     (*)      (*)   113,027  113,027  211,021    628,499    628,499    659,924
    22   292,526      (*)     (*)      (*)   105,596  105,596  211,021    686,715    686,715    721,051
    23   307,152      (*)     (*)      (*)   95,309    95,309  211,021    749,817    749,817    787,307
    24   322,510      (*)     (*)      (*)   81,237    81,237  211,021    818,129    818,129    859,036
    25   338,635      (*)     (*)      (*)   62,036    62,036  211,021    891,982    891,982    936,581
    26   355,567      (*)     (*)      (*)   35,735    35,735  211,021    971,700    971,700  1,020,285
    27   373,346      (*)     (*)      (*)      (*)       (*)      (*)  1,059,640  1,059,640  1,102,026
    28   392,013      (*)     (*)      (*)      (*)       (*)      (*)  1,157,081  1,157,081  1,191,794
    29   411,614      (*)     (*)      (*)      (*)       (*)      (*)  1,265,587  1,265,587  1,290,898
    30   432,194      (*)     (*)      (*)      (*)       (*)      (*)  1,387,129  1,387,129  1,401,000


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ANNUAL $50 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                GUARANTEED VALUES


                       0% Hypothetical            6% Hypothetical           12% Hypothetical
                   Gross Investment Return    Gross Investment Return    Gross Investment Return
                   -----------------------    -----------------------    -----------------------
        Premiums
        Paid Plus           Cash                       Cash                          Cash
Policy  Interest    Cash    Surr    Death     Cash     Surr     Death     Cash       Surr      Death
  Year    at 5%    Value   Value   Benefit    Value    Value   Benefit    Value      Value     Benefit
  ----    -----    -----   -----   -------    -----    -----   -------    -----      -----     -------
     1   105,000   95,034  86,534  211,021   100,868  92,368   211,021   106,704      98,204    211,021
     2   110,250   89,719  81,219  211,021   101,432  92,932   211,021   113,852     105,352    211,021
     3   115,763   84,082  76,082  211,021   101,737  93,737   211,021   121,598     113,598    211,021
     4   121,551   78,062  70,062  211,021   101,741  93,741   211,021   130,038     122,038    211,021
     5   127,628   71,581  64,081  211,021   101,390  93,890   211,021   139,285     131,785    211,021
     6   134,010   64,533  57,533  211,021   100,607  93,607   211,021   149,475     142,475    211,021
     7   140,710   56,782  50,782  211,021   99,297   93,297   211,021   160,780     154,780    211,021
     8   147,746   48,149  43,149  211,021   97,330   92,330   211,021   173,422     168,422    211,021
     9   155,133   38,424  34,424  211,021   94,556   90,556   211,021   187,699     183,699    211,021
    10   162,889   27,369  27,369  211,021   90,802   90,802   211,021   203,946     203,946    218,222
    11   171,034   14,785  14,785  211,021   86,146   86,146   211,021   222,686     222,686    233,820
    12   179,586      260     260  211,021   80,087   80,087   211,021   243,073     243,073    255,226
    13   188,565      (*)     (*)      (*)   72,333   72,333   211,021   265,238     265,238    278,500
    14   197,993      (*)     (*)      (*)   62,500   62,500   211,021   289,323     289,323    303,789
    15   207,893      (*)     (*)      (*)   50,057   50,057   211,021   315,472     315,472    331,246
    16   218,287      (*)     (*)      (*)   34,257   34,257   211,021   343,835     343,835    361,027
    17   229,202      (*)     (*)      (*)   14,056   14,056   211,021   374,561     374,561    393,289
    18   240,662      (*)     (*)      (*)      (*)      (*)       (*)   407,800     407,800    428,190
    19   252,695      (*)     (*)      (*)      (*)      (*)       (*)   443,702     443,702    465,887
    20   265,330      (*)     (*)      (*)      (*)      (*)       (*)   482,423     482,423    506,544
    21   278,596      (*)     (*)      (*)      (*)      (*)       (*)   524,126     524,126    550,332
    22   292,526      (*)     (*)      (*)      (*)      (*)       (*)   568,982     568,982    597,431
    23   307,152      (*)     (*)      (*)      (*)      (*)       (*)   617,167     617,167    648,026
    24   322,510      (*)     (*)      (*)      (*)      (*)       (*)   668,864     668,864    702,308
    25   338,635      (*)     (*)      (*)      (*)      (*)       (*)   724,248     724,248    760,460
    26   355,567      (*)     (*)      (*)      (*)      (*)       (*)   783,477     783,477    822,651
    27   373,346      (*)     (*)      (*)      (*)      (*)       (*)   849,021     849,021    882,982
    28   392,013      (*)     (*)      (*)      (*)      (*)       (*)   921,956     921,956    949,615
    29   411,614      (*)     (*)      (*)      (*)      (*)       (*)  1,003,596  1,003,596  1,023,667
    30   432,194      (*)     (*)      (*)      (*)      (*)       (*)  1,095,621  1,095,621  1,106,577


ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND AN ANNUAL $135 ADMINISTRATIVE EXPENSE CHARGE.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)  UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide VLI Separate Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-3 as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1996

ASSETS:

   Investments at market value:
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,525 shares (cost $26,854) ...............................................    30,631
      Dreyfus Stock Index Fund (DryStkIx)
         9,742 shares (cost $171,041) ..............................................    197,563
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         11,386 shares (cost $218,226) .............................................    239,440
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         10,012 shares (cost $294,741) .............................................    311,771
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         3,028 shares (cost $35,628) ...............................................     37,911
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,059 shares (cost $18,065) ...............................................     19,951
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         6,055 shares (cost $91,797) ...............................................    102,510
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         7,084 shares (cost $102,557) ..............................................    117,319
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         276,603 shares (cost $3,273,884) ..........................................  4,503,103
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         134,748 shares (cost $1,465,741) ..........................................  1,487,613
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         397,313 shares (cost $397,313) ............................................    397,313
      Nationwide SAT - Small Company Fund (NSATSmCo)
         2,883 shares (cost $38,437) ...............................................     40,043
      Nationwide SAT - Total Return Fund (NSATTotRe)
         961,579 shares (cost $10,380,206) ......................................... 12,760,152
      Neuberger & Berman - Balanced Portfolio (NBAMTBal)
         792 shares (cost $11,091) .................................................     11,129
      Neuberger & Berman - Growth Portfolio (NBAMTGro)
         2,352 shares (cost $60,933) ...............................................     60,637
      Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat)
         75,687 shares (cost $1,158,239) ...........................................  1,204,929
      Neuberger & Berman - Partners Portfolio (NBAMTPart)
         3,311 shares (cost $47,877) ...............................................     54,571
      Oppenheimer - Bond Fund (OppBdFd)
         685 shares (cost $7,880) ..................................................      7,968
      Oppenheimer - Global Securities Fund (OppGISec)
         1,301 shares (cost $20,550) ...............................................     22,945
     Oppenheimer - Multiple Strategies Fund (OppMult)
         271 shares (cost $3,929) ..................................................      4,231

      Strong Special Fund II, Inc. (StSpec2)
         3,074 shares (cost $52,663) ............................................        59,143
      Strong VIF - Strong Discovery Fund II (StDisc2)
         1,455 shares (cost $16,865) ............................................        15,718
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         1,173 shares (cost $13,237) ............................................        13,173
      TCI Portfolios - TCI Advantage (TCIAdv)
         128,928 shares (cost $706,467) .........................................       810,955
      TCI Portfolios - TCI Balanced (TCIBal)
         1,707 shares (cost $11,909) ............................................        12,872
      TCI Portfolios - TCI Growth (TCIGro)
         5,249 shares (cost $59,640) ............................................        53,745
      TCI Portfolios - TCI International (TCIInt)
         4,169 shares (cost $23,112) ............................................        24,846
      Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         1,161 shares (cost $19,649) ............................................        19,415
      Van Eck - Worldwide Bond Fund (VEWrldBd)
         153 shares (cost $1,636) ...............................................         1,698
      Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)
         311 shares (cost $3,856) ...............................................         4,595
      Warburg Pincus - International Equity Portfolio (WPIntEq)
         1,696 shares (cost $19,395) ............................................        19,473
      Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         3,764 shares (cost $46,999) ............................................        53,630
                                                                                   ------------
            Total investments ...................................................    22,700,993

   Accounts receivable ..........................................................         1,688
                                                                                   ------------
            Total assets ........................................................    22,702,681
                                                                                   ============
Contract Owners' Equity .........................................................  $ 22,702,681
                                                                                   ============

Contract owners' equity represented by:                        UNITS         UNIT VALUE
   The Dreyfus Socially Responsible Growth Fund, Inc. ......      1,769      17.319589    $   30,638

   Dreyfus Stock Index Fund ................................     11,799      16.744674       197,570

   Fidelity VIP - Equity-Income Portfolio ..................      9,508      25.185570       239,464

   Fidelity VIP - Growth Portfolio .........................     12,891      24.186560       311,789

   Fidelity VIP - High Income Portfolio ....................      1,607      23.588786        37,907

   Fidelity VIP - Overseas Portfolio .......................      1,301      15.324813        19,938

   Fidelity VIP-II - Asset Manager Portfolio ...............      5,640      18.169993       102,479

   Fidelity VIP-II - Contrafund Portfolio ..................      8,785      13.356323       117,335

   Nationwide SAT - Capital Appreciation Fund ..............    244,631      18.410667     4,503,820

   Nationwide SAT - Government Bond Fund ...................     96,709      15.383251     1,487,699

   Nationwide SAT - Money Market Fund ......................     32,529      12.214743       397,333

   Nationwide SAT - Small Company Fund .....................      2,876      13.915643        40,021

   Nationwide SAT - Total Return Fund ......................    580,335      21.988773    12,760,855

   Neuberger & Berman - Balanced Portfolio .................     80,273      15.011230     1,204,996

   Neuberger & Berman - Growth Portfolio ...................      3,508      17.282005        60,625

   Neuberger & Berman - Limited Maturity Bond Portfolio ....        819      13.551318        11,099

   Neuberger & Berman - Partners Portfolio .................      3,122      17.469360        54,539

   Oppenheimer - Bond Fund .................................        505      15.764821         7,961

   Oppenheimer - Global Securities Fund ....................      1,704      13.457220        22,931

   Oppenheimer - Multiple Strategies Fund ..................        229      18.446363         4,224

   Strong Special Fund II, Inc. ............................      2,742      21.575419        59,160

   Strong VIF - Strong Discovery Fund II ...................        952      16.514861        15,722

   Strong VIF - Strong International Stock Fund II .........      1,185      11.208230        13,282

   TCI Portfolios - TCI Advantage ..........................     30,540      14.210999       434,004

   TCI Portfolios - TCI Advantage (Depositor) (note 1a) ....     25,000      15.079515       376,988

   TCI Portfolios - TCI Balanced ...........................        879      14.642920        12,871

   TCI Portfolios - TCI Growth .............................      3,507      15.327392        53,753

   TCI Portfolios - TCI International ......................      2,090      11.890858        24,852

   Van Eck - Gold and Natural Resources Fund ...............      1,062      18.284590        19,418

   Van Eck - Worldwide Bond Fund ...........................        126      13.479157         1,698

   Van Kampen American Capital -
      Real Estate Securities Fund ..........................        306      15.045195         4,604

   Warburg Pincus - International Equity Portfolio .........      1,670      11.660648        19,473

   Warburg Pincus - Small Company Growth Portfolio .........      3,809      14.080553        53,633
                                                                =======     ==========   -----------
                                                                                         $22,702,681
                                                                                         ===========

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  Years Ended December 31, 1996, 1995 and 1994

                                                                     1996               1995            1994
                                                                 ------------       ------------     -----------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ...................     $ 1,277,321         1,084,513          494,868
   Mortality and expense charges (note 3) ...................        (159,468)         (119,641)         (80,632)
                                                                 ------------        ----------       ----------
      Net investment activity ...............................       1,117,853           964,872          414,236
                                                                 ------------        ----------       ----------

   Proceeds from mutual fund shares sold ....................       1,904,080         2,252,228        4,179,645
   Cost of mutual fund shares sold ..........................      (1,696,815)       (2,113,393)      (4,147,943)
                                                                 ------------        ----------       ----------
      Realized gain (loss) on investments ...................         207,265           138,835           31,702
   Change in unrealized gain (loss) on investments ..........       2,051,091         2,274,433         (556,146)
                                                                 ------------        ----------       ----------
      Net gain (loss) on investments ........................       2,258,356         2,413,268         (524,444)
                                                                 ------------        ----------       ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ................       3,376,209         3,378,140         (110,208)
                                                                 ------------        ----------       ----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners ..........       4,940,306         4,661,075        8,317,542
   Surrenders (note 2d) .....................................        (641,251)         (427,125)        (172,813)
   Death benefits (note 4) ..................................          (6,306)          (11,836)         (17,276)
   Policy loans (net of repayments) (note 5) ................        (635,496)         (212,115)         (85,214)
   Deductions for surrender charges (note 2d) ...............        (145,828)          (71,008)         (59,849)
   Redemptions to pay cost of insurance charges
      and administrative charges (notes 2b and 2c) ..........      (2,089,346)       (2,073,851)      (2,524,466)
                                                                 ------------        ----------       ----------
         Net equity transactions ............................       1,422,079         1,865,140        5,457,924
                                                                 ------------        ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......................       4,798,288         5,243,280        5,347,716
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .................      17,904,393        12,661,113        7,313,397
                                                                 ------------        ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .......................    $ 22,702,681        17,904,393       12,661,113
                                                                 ============        ==========       ==========


See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                         NOTES TO FINANCIAL STATEMENTS

                        December 31, 1996, 1995 and 1994

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account 50,000 shares of TCI Portfolios, Inc. - TCI Advantage, for which it was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000. The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales load, a surrender charge and certain other fees have been purchased. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:
         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) Dreyfus Stock Index Fund (DryStkIx)
         Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Growth and Income Portfolio (DryGroInc)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
            Neuberger & Berman - Balanced Portfolio (NBAMTBal)
            Neuberger & Berman - Growth Portfolio (NBAMTGro)
            Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer);
            Oppenheimer - Bond Fund (OppBdFd)
            Oppenheimer - Global Securities Fund (OppGlSec)
            Oppenheimer - Multiple Strategies Fund (OppMult)

         Strong Special Fund II, Inc. (StSpec2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);
            TCI Portfolios - TCI Advantage (TCIAdv)
            TCI Portfolios - TCI Balanced (TCIBal)
            TCI Portfolios - TCI Growth (TCIGro)
            TCI Portfolios - TCI International (TCIInt)
            TCI Portfolios - TCI Value (TCIValue)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck) (formerly Van Eck Investment Trust);
            Van Eck - Gold and Natural Resources Fund (VEGoldNR)
            Van Eck - Worldwide Bond Fund (VEWrldBd) (formerly Van Eck - Global
              Bond Fund (VEGlobBd))
            Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)

         Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital);
            Van Kampen American Capital - Real Estate Securities Fund
              (VKACRESec)

         Portfolios of the Warburg Pincus Trust (Warburg Pincus);
            Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1996, contract owners have invested in all of the above funds except for Dreyfus VIF - Growth and Income Portfolio, TCI Portfolios - TCI Value, Van Eck - Worldwide Emerging Markets Fund, and Warburg Pincus Post Venture Capital Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account.

         Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $25 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Separate Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Separate Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan plus interest, if any, is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral back to the Account.

(6)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         o    Beginning unit value - Jan. 1

         o    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         o    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         o    Asset charges
              (This amount reflects the decrease in the unit value due to the charge discussed in note 3.)

         o    Ending unit value - Dec. 31

         o    Percentage increase (decrease) in unit value.

                                                                                                                       SCHEDULE I

                                                 NATIONWIDE VLI SEPARATE ACCOUNT-3
                                                 SCHEDULES OF CHANGES IN UNIT VALUE

                                            Years Ended December 31, 1996, 1995 and 1994

                                    DRYSRGRO     DRYSTKIX    FIDVIPEI    FIDVIPGR    FIDVIPHI     FIDVIPOV    FIDVIPAM    FIDVIPCON
                                    ---------    --------    --------    --------    --------     --------    --------    ---------
1996***
 Beginning unit value - Jan. 1   $14.401809    13.775382  22.215745    21.256059   20.852993    13.645033   15.982529    11.099135
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends                    .747630      .596225   1.025291     1.527554    1.902180      .335875    1.051899      .104631
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)            2.296912     2.494042   2.132663     1.587071    1.012148     1.459385    1.270941     2.248711
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges                     (.126762)    (.120975)  (.188129)    (.184124)   (.178535)    (.115480)   (.135376)    (.096154)
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31     $17.319589    16.744674  25.185570    24.186560   23.588786    15.324813   18.169993    13.356323
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*(a)                    20%         22%         13%          14%        13%           12%        14%           20%
==================================================================================================================================

1995

 Beginning unit value - Jan. 1   $13.083801    12.456650  19.991986    21.077777   19.897254    13.633767   15.029765    10.655665
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends                    .396430      .239425    .229029      .000000     .000000      .000000     .000000      .143118
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)             .967071     1.122261   2.063681      .249916    1.022818      .055055    1.003384      .336322
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges                     (.045493)    (.042954)  (.068951)    (.071634)   (.067079)    (.043789)   (.050620)    (.035970)
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31     $14.401809    13.775382  22.215745    21.256059   20.852993    13.645033   15.982529    11.099135
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*(a)                  10%(b)       11%(b)     11%(b)        1%(b)       5%(b)        0%(b)       6%(b)        4%(b)
==================================================================================================================================

1994

 Beginning unit value - Jan. 1         **           **         **           **          **            **        **              **
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*(a)
==================================================================================================================================

  *An annualized rate of return cannot be determined as:

    (a)Asset charges do not include the policy charges discussed in note 2; and

    (b)This investment option was not utilized for the entire year indicated.

 **This investment option was not utilized or was not available.

***No other investment options were being utilized.

                                                                                                            SCHEDULE I, CONTINUED
                                                 NATIONWIDE VLI SEPARATE ACCOUNT-3
                                                 SCHEDULES OF CHANGES IN UNIT VALUE

                                            Years Ended December 31, 1996, 1995 and 1994

                     NSATCAPAP    NSATGVTBD    NSATMYMKT    NSATSMCO     NSATTOTRE   NBAMTBAL    NBAMTGRO    NBAMTLMAT   NBAMTPART
                    ----------   ----------    ---------    ---------    ---------   ---------   ---------  ----------   ---------
1996***
 Beginning unit
   value - Jan. 1   $14.713230    14.984933    11.714295    11.420759    18.192762    14.157643   15.962482   13.096811   13.591346
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital
   gains and
   dividends           .766553      .930103      .596995      .133983     1.217547     2.170851    1.448641    1.102543     .554011
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain
   (loss)             3.061949     (.412550)     .000000     2.463983     2.737018    (1.201214)    .003774    (.542247)   3.446498
-----------------------------------------------------------------------------------------------------------------------------------
 Asset charges        (.131065)    (.119235)    (.096547)    (.103082)    (.158554)    (.116050)   (.132892)   (.105789)   (.122495)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit
   value - Dec. 31  $18.410667    15.383251    12.214743    13.915643    21.988773    15.011230   17.282005   13.551318   17.469360
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage
   increase (decrease)
   in unit value*(a)       25%           3%           4%          22%          21%           6%           8%         3%         29%
===================================================================================================================================

1995

 Beginning unit
   value - Jan. 1   $11.465403    12.720514    11.176411    10.000000    14.205723    11.531273   15.674452   12.612894   12.574475
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital
   gains and
   dividends           .653781      .903001      .629782      .017475     1.413734      .293664     .000000     .000000     .000000
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain
   (loss)             2.696528     1.472503      .000000     1.418968     2.703396     2.438125     .341270     .526078    1.059943
-----------------------------------------------------------------------------------------------------------------------------------
 Asset charges        (.102482)    (.111085)    (.091898)    (.015684)    (.130091)    (.105419)   (.053240)   (.042161)   (.043072)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit
   value - Dec. 31  $14.713230    14.984933    11.714295    11.420759    18.192762    14.157643   15.962482   13.096811   13.591346
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
   (decrease)
   in unit value*(a)       28%          18%           5%        14%(b)          28%          23%       2%(b)       4%(b)       8%(b)
===================================================================================================================================

1994

 Beginning unit
   value - Jan. 1   $11.662121    13.250482    10.845265         **      14.167308    12.027618        **          **           **
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital
   gains and
   dividends           .184927      .833925      .419275                   .717782      .469287
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain
   (loss)             (.289863)   (1.261429)     .000000                  (.565055)    (.872191)
-----------------------------------------------------------------------------------------------------------------------------------
 Asset charges        (.091782)    (.102464)    (.088129)                 (.114312)    (.093441)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit
   value - Dec. 31  $11.465403    12.720514    11.176411                 14.205723    11.531273
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
   (decrease)
   in unit value*(a)      (2)%         (4)%           3%                        0%         (4)%
===================================================================================================================================

  *An annualized rate of return cannot be determined as:

    (a)Asset charges do not include the policy charges discussed in note 2; and
    (b)This investment option was not utilized for the entire year indicated.

 **This investment option was not utilized or was not available.

***No other investment options were being utilized.

                                                                                                         SCHEDULE I, CONTINUED

                                                 NATIONWIDE VLI SEPARATE ACCOUNT-3
                                                 SCHEDULES OF CHANGES IN UNIT VALUE

                                            Years Ended December 31, 1996, 1995 and 1994

                                  OPPBDFD    OPPGISEC      OPPMULT    STSPEC2      STDISC2   STINTSTK2      TCIADV      TCIADV+
                                 ---------   ---------    --------   --------     --------   --------      --------    --------
1996***
 Beginning unit value -
   Jan. 1                       $15.164813   11.542134   16.100377   18.408627    16.514850  10.236021     13.112917   13.802855
--------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .975830     .000000    1.226905     .866384     3.367146    .051144       .945920     .998314
--------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         (.253799)   2.014545    1.256649    2.458870    (3.238459)  1.009533       .260998     .278346
--------------------------------------------------------------------------------------------------------------------------------
   Asset charges                  (.122023)   (.099459)   (.137568)   (.158462)    (.128676)  (.088468)     (.108836)    .000000
--------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $15.764821   13.457220   18.446363   21.575419    16.514861  11.208230     14.210999   15.079515
--------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)                  4%        17%          15%         17%          0%          9%            8%          9%
================================================================================================================================

1995

   Beginning unit value -
     Jan. 1                     $14.319149   11.943012   15.453572   17.177125    15.320395       **       11.321934   11.822996
--------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .451093     .000000     .337996     .082118      .211565                  .411556     .431938
--------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)          .442834    (.362402)    .360634    1.207608     1.035469                 1.477165    1.547921
--------------------------------------------------------------------------------------------------------------------------------
   Asset charges                  (.048263)   (.038476)   (.051825)   (.058224)    (.052579)                (.097738)    .000000
--------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $15.164813   11.542134   16.100377   18.408627    16.514850                13.112917   13.802855
--------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)                6%(b)     (3)%(b)       4%(b)       7%(b)        8%(b)                      16%         17%
================================================================================================================================

1994

   Beginning unit value -
     Jan. 1                           **          **          **          **           **         **      $11.295721   11.701906
--------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                                                                           .297670     .309969
--------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                                                                   (.181209)   (.188879)
--------------------------------------------------------------------------------------------------------------------------------
   Asset charges                                                                                            (.090248)    .000000
--------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                                                                              $11.321934   11.822996
--------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)                                                                                            0%          1%
================================================================================================================================

  *An annualized rate of return cannot be determined as:

    (a) Asset charges do not include the policy charges discussed in note 2;
        and

    (b) This investment option was not utilized for the entire year indicated.

 **This Investment option was not utilized or was not available.

***No other investment options were being utilized.

  +For Depositor, see note 1a.

                                                                                                          SCHEDULE I, CONTINUED

                                                 NATIONWIDE VLI SEPARATE ACCOUNT-3
                                                 SCHEDULES OF CHANGES IN UNIT VALUE

                                            Years Ended December 31, 1996, 1995 and 1994

                                 TCIBAL       TCIGRO       TCIINT     VEGOLDNR     VEWRLDBD     VKACRESEC      WPINTEQ     WPSMCOGR
                                 ------       ------       ------     ---------    ---------   ----------     --------     ---------
1996***

 Beginning unit value -
   Jan. 1                    $13.155049    16.149061   10.477472    15.612002    13.253457    10.792212     10.687672    12.461074
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends                .622373     1.812196     .249286      .331277      .361660      .289441       .227366      .000000
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)         .976138    (2.505020)   1.252389     2.482492     (.030793)    4.059026       .836487     1.727810
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges                 (.110640)    (.128845)   (.088289)    (.141181)    (.105167)    (.095484)     (.090877)    (.108331)
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value -
   Dec. 31                   $14.642920    15.327392   11.890858    18.284590    13.479157    15.045195     11.660648    14.080553
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
   (decrease)
   in unit value*(a)                11%        (5)%          13%          17%          2%           39%           9%           13%
==================================================================================================================================

1995

 Beginning unit value -
   Jan. 1                    $12.526705    15.745499   10.216142    15.406908    13.012850    10.203521     10.236484    10.233506
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends                .187655      .000000     .000000      .075481      .245483      .092168       .077521      .000000
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)         .482910      .457100     .294719      .180118      .038021      .530496       .408042     2.264927
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges                 (.042221)    (.053538)   (.033389)    (.050505)    (.042897)    (.033973)     (.034375)    (.037359)
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value -
   Dec. 31                   $13.155049    16.149061   10.477472    15.612002    13.253457    10.792212     10.687672    12.461074
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
   (decrease)
   in unit value*(a)               5%(b)        3%(b)       3%(b)        1%(b)        2%(b)        6%(b)         4%(b)       22%(b)
==================================================================================================================================

1994

 Beginning unit value -
   Jan. 1                          **           **          **           **           **           **            **           **
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value -
   Dec. 31
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
   (decrease)
   in unit value*(a)
==================================================================================================================================

  *An annualized rate of return cannot be determined as:

    (a) Asset charges do not include the policy charges discussed in note 2; and

    (b) This investment option was not utilized for the entire year indicated.

 **This investment option was not utilized or was not available.

***No other investment options were being utilized.

See note 6.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No, 8 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet,

Cross-reference to items required by Form N-8B-2,


The prospectus consisting of 83 pages,


Representations and Undertakings

Accountants' Consent

The Signatures,

The following exhibits required by Forms N-8B-2 and S-6:


1, Power of Attorney dated April 2, 1997.    Attached hereto.


2, Resolution of the Depositor's Board of    Included with the Registration
   Directors authorizing the establishment   Statement on Form S-6 for the
   of the Registrant, adopted                Nationwide VLI Separate Account-3
                                             (File No, 33-44789) and hereby
                                             incorporated herein by reference.

3, Distribution Contracts                    Included with the Registration
                                             Statement on Form S-6 for the
                                             Nationwide VLI Separate Account-3
                                             (File No, 33-44789) and hereby
                                             incorporated herein by reference.

4, Form of Security                          Included with the Registration
                                             Statement on Form S-6 for the
                                             Nationwide VLI Separate Account-3
                                             (File No, 33-44789) and hereby
                                             incorporated herein by reference.

5, Articles of Incorporation of Depositor    Included with the Registration
                                             Statement on Form N-8B-2 for the
                                             Nationwide VLI Separate Account-3,
                                             and hereby incorporated herein by
                                             reference.

6, Application form of Security              Included with the Registration
                                             Statement on Form S-6 for the
                                             Nationwide VLI Separate Account-3
                                             (File No, 33-44789) and hereby
                                             incorporated herein by reference.

7, Opinion of Counsel                        Included with the Registration
                                             Statement on Form S-6 for the
                                             Nationwide VLI Separate Account-3
                                             (File No, 33-44789) and hereby
                                             incorporated herein by reference.

Representations and Undertakings

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"), The Registrant and the Company elect to be governed by Rule 6e-3(T)(13)(i)(B) under the Act with respect to the Policies described in the prospectus, The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T),

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies, The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies, Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request,

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation,

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses,

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section,


(f) Represents that the fees and charges deducted under the Policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                              Accountants' Consent

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide VLI Separate Account-3:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.


                                                           KPMG Peat Marwick LLP



Columbus, Ohio
April 22, 1997

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-3, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 8 and has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 22nd day of April, 1997.


                                              NATIONWIDE VLI SEPARATE ACCOUNT-3
                                              ---------------------------------
                                                         (Registrant)

(Seal)                                        NATIONWIDE LIFE INSURANCE COMPANY
                                              ---------------------------------
Attest:                                                    (Sponsor)


W. SIDNEY DRUEN                              By:        JOSEPH P. RATH
-------------------------------                  -------------------------------
W. Sidney Druen                                         Joseph P. Rath
Assistant Secretary                                      Vice President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities indicated on the 22nd day of April, 1997.


           Signature                            Title


LEWIS J. ALPHIN                               Director
---------------------------------
Lewis J. Alphin


KEITH W. ECKEL                                Director
---------------------------------
Keith W. Eckel


WILLARD J. ENGEL                              Director
---------------------------------
Willard J. Engel


FRED C. FINNEY                                Director
---------------------------------
Fred C. Finney


CHARLES L. FUELLGRAF, JR.                     Director
---------------------------------
Charles L. Fuellgraf, Jr.


JOSEPH J. GASPER                           President/Chief
---------------------------------   Operating Office and Director
Joseph J. Gasper


HENRY S. HOLLOWAY                       Chairman of the Board
---------------------------------           and Director
Henry S. Holloway


DIMON RICHARD McFERSON             Chairman and Chief Executive Officer-
--------------------------------- Nationwide Insurance Enterprise and Director Dimon Richard McFerson


DAVID O. MILLER                               Director
---------------------------------
David O. Miller


C. RAY NOECKER                                Director
---------------------------------
C. Ray Noecker


ROBERT A. OAKLEY                      Executive Vice President-
---------------------------------      Chief Financial Officer
Robert A. Oakley


JAMES F. PATTERSON                            Director       By/s/JOSEPH P. RATH
---------------------------------                            -------------------
James F. Patterson                                              Joseph P. Rath
                                                               Attorney-In-Fact


ARDEN L. SHISLER                              Director
---------------------------------
Arden L. Shisler


ROBERT L. STEWART                             Director
---------------------------------
Robert L. Stewart


NANCY C. THOMAS                               Director
---------------------------------
Nancy C. Thomas


HAROLD W. WEIHL                               Director
---------------------------------
Harold W. Weihl